American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Small Cap Equity ETF (AVEE)
May 31, 2026

Avantis Emerging Markets Small Cap Equity ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Bahrain — 0.3%
GFH Bank BSC	688,068	408,056
Brazil — 5.5%
Allos SA	41,900	235,475
Alpargatas SA, Preference Shares	19,200	46,891
Alupar Investimento SA	18,500	120,032
Armac Locacao Logistica E Servicos SA	15,000	10,883
Auren Energia SA(1)	47,300	115,424
Automob Participacoes SA(1)	278	781
Azzas 2154 SA	13,992	53,643
Banco ABC Brasil SA, Preference Shares	12,531	60,909
Banco BMG SA, Preference Shares	14,900	14,887
Banco BTG Pactual SA	2,070	22,019
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	31,600	91,645
Bemobi Mobile Tech SA	4,000	19,015
Blau Farmaceutica SA	520	1,141
Boa Safra Sementes SA	4,404	5,500
BR Advisory Partners Participacoes SA	12,000	38,013
Bradsaude SA	25,600	68,662
BrasilAgro - Co. Brasileira de Propriedades Agricolas	5,700	21,175
Braskem SA, Class A, ADR(1)	1,260	5,242
Brava Energia	49,786	200,149
C&A Modas SA	16,100	36,767
Camil Alimentos SA	13,600	15,448
Cia Brasileira de Aluminio	30,700	65,118
Cia Brasileira de Distribuicao(1)	300	110
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	20,600	25,155
Cia de Saneamento de Minas Gerais Copasa MG	24,400	254,953
Cia De Saneamento do Parana Sanepar	3,400	25,645
Cia De Saneamento do Parana Sanepar, Preference Shares	128,800	188,430
Construtora Tenda SA	11,500	74,956
Cruzeiro do Sul Educacional SA	10,500	8,367
Cury Construtora e Incorporadora SA	23,800	150,597
CVC Brasil Operadora e Agencia de Viagens SA(1)	54,300	15,608
Cyrela Brazil Realty SA Empreendimentos e Participacoes	16,100	71,938
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Preference Shares(1)	4,986	20,252
Desktop SA	400	1,433
Dexco SA(1)	55,964	53,140
EcoRodovias Infraestrutura e Logistica SA	43,200	64,656
Empreendimentos Pague Menos SA	10,900	9,140
Even Construtora e Incorporadora SA	10,100	11,633
Ez Tec Empreendimentos e Participacoes SA	16,536	43,007
Fleury SA	29,000	88,876
Fras-Le SA	8,100	35,309
Grendene SA	43,700	35,084
Grupo Mateus SA	55,400	46,454
Grupo Multi SA	5,800	1,897
Grupo SBF SA	12,400	28,022
Guararapes Confeccoes SA	800	1,434
Hidrovias do Brasil SA(1)	77,420	49,265

Hypera SA	35,381	154,793
Iguatemi SA	34,000	175,239
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	13,800	38,189
Inter & Co., Inc., Class A	20,525	126,639
Iochpe Maxion SA	16,600	29,649
IRB-Brasil Resseguros SA	7,500	76,746
Isa Energia Brasil SA, Preference Shares	27,600	147,177
Jalles Machado SA(1)	16,700	8,674
JHSF Participacoes SA	39,900	87,638
JSL SA	15,600	19,884
Kepler Weber SA	13,300	18,640
Lavvi Empreendimentos Imobiliarios SA	7,800	18,168
LOG Commercial Properties e Participacoes SA	2,200	11,823
Log-in Logistica Intermodal SA(1)	400	2,359
Lojas Quero-Quero SA(1)	13,000	3,608
Lojas Renner SA	120,500	359,741
LWSA SA	43,100	32,210
M Dias Branco SA	8,400	32,621
Magazine Luiza SA	53,364	63,789
Mahle Metal Leve SA	7,000	46,611
Marcopolo SA	28,190	33,753
Marcopolo SA, Preference Shares	98,060	118,382
MBRF Global Foods Co. SA	52,100	165,971
Meliuz SA(1)	9,200	8,025
Metalurgica Gerdau SA, Preference Shares	107,798	210,487
Mills Locacao Servicos e Logistica SA	13,600	40,979
Minerva SA	44,100	32,433
Moura Dubeux Engenharia SA	6,200	34,413
Movida Participacoes SA	22,357	41,882
MRV Engenharia e Participacoes SA(1)	47,600	55,106
Multiplan Empreendimentos Imobiliarios SA	36,600	216,137
Natura Cosmeticos SA(1)	12,500	24,655
Oceanpact Servicos Maritimos SA	17,200	35,903
Orizon Valorizacao de Residuos SA(1)	2,200	34,379
Pagseguro Digital Ltd., Class A	22,899	214,106
PBG SA(1)	1,400	527
Petroreconcavo SA	9,200	20,773
Positivo Tecnologia SA	8,200	6,648
Priner Servicos Industriais SA(1)	400	1,522
Qualicorp Consultoria e Corretora de Seguros SA	20,000	6,859
Raizen SA, Preference Shares(1)	35,400	2,596
Randoncorp SA, Preference Shares(1)	19,700	20,229
Romi SA	315	405
Sao Martinho SA	24,200	81,937
Schulz SA, Preference Shares	1,900	1,853
Ser Educacional SA	9,400	21,690
Simpar SA(1)	22,599	40,050
SLC Agricola SA	17,725	54,638
Smartfit Escola de Ginastica e Danca SA	62,388	230,034
SYN prop e tech SA	1,900	1,427
Taurus Armas SA, Preference Shares	1,870	1,724
Tegma Gestao Logistica SA	3,100	18,835
Track & Field Co. SA, Preference Shares	5,600	16,507
Transmissora Alianca de Energia Eletrica SA	39,600	307,879

Tres Tentos Agroindustrial SA	8,000	24,613
Trisul SA	12,480	10,712
Tupy SA(1)	8,300	20,995
Uniao Pet Participacoes SA	19,200	12,332
Unifique Telecomunicacoes SA	17,500	23,000
Unipar Carbocloro SA, Class B Preference Shares	6,540	78,772
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(1)	74,100	160,405
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	5,400	18,883
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	62,400	38,717
Vitru Brasil Empreendimentos Participacoes e Comercio SA	13,500	35,325
Vittia SA	605	422
Vivara Participacoes SA	7,900	34,359
Vulcabras SA	8,468	25,616
Wiz Co.	7,800	12,107
YDUQS Participacoes SA	25,500	48,174
Zamp SA(1)	1,900	1,318
		6,656,872
Chile — 0.6%
CAP SA(1)	5,947	44,642
Cia Cervecerias Unidas SA, ADR(2)	6,461	76,110
Cia Sud Americana de Vapores SA	1,584,102	80,341
Empresa Nacional de Telecomunicaciones SA	28,592	117,019
Engie Energia Chile SA	51,143	103,431
Parque Arauco SA	33,392	145,549
Ripley Corp. SA	100,752	43,480
SMU SA	304,666	49,809
Vina Concha y Toro SA	21,127	21,221
		681,602
China — 15.1%
361 Degrees International Ltd.	58,000	34,996
3SBio, Inc.(1)	80,000	189,004
AAC Technologies Holdings, Inc.	51,000	296,401
Abbisko Cayman Ltd.(1)	55,000	68,430
Acotec Scientific Holdings Ltd.(1)	3,000	3,408
Adicon Holdings Ltd.(1)	16,500	9,037
Agora, Inc., ADR(1)	396	1,624
AK Medical Holdings Ltd.	34,000	25,379
A-Living Smart City Services Co. Ltd.	47,000	14,044
Alphamab Oncology(1)	25,000	29,014
Angelalign Technology, Inc.	3,400	30,572
Anhui Expressway Co. Ltd., H Shares(2)	18,000	37,221
Anton Oilfield Services Group	114,000	13,502
Art Group Holdings Ltd.(1)	220,000	79,985
AsiaInfo Technologies Ltd.(1)(2)	18,400	12,129
Atour Lifestyle Holdings Ltd., ADR	3,392	116,481
ATRenew, Inc., ADR	7,246	33,694
Autohome, Inc., ADR	6,117	106,803
BAIC Motor Corp. Ltd., H Shares(1)(2)	134,000	20,708
Bairong, Inc.(1)(2)	36,500	25,347
Bank of Chongqing Co. Ltd., H Shares	46,000	47,248
Bank of Zhengzhou Co. Ltd., Class H	102,000	12,760
BBMG Corp., H Shares(1)(2)	107,000	9,687
Beauty Farm Medical & Health Industry, Inc.	6,000	14,960
Beijing Capital International Airport Co. Ltd., H Shares(1)	86,000	18,775

Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	9,000	10,856
Beijing Enterprises Holdings Ltd.	16,500	64,929
Beijing Jingneng Clean Energy Co. Ltd., H Shares	76,000	21,153
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	33,000	29,186
BOE Varitronix Ltd.	14,000	8,156
Brilliance China Automotive Holdings Ltd.(2)	340,000	113,551
C&D International Investment Group Ltd.(2)	131,406	264,247
CALB Group Co. Ltd.(1)	8,500	31,720
Canggang Railway Ltd.(2)	16,000	1,102
Central China Securities Co. Ltd., Class H	43,000	9,492
Cheerwin Group Ltd.	19,000	5,409
Chervon Holdings Ltd.	10,300	21,233
China Beststudy Education Group	32,000	13,389
China BlueChemical Ltd., H Shares	170,000	49,861
China Chunlai Education Group Co. Ltd.(1)	2,000	280
China Cinda Asset Management Co. Ltd., H Shares(2)	399,000	53,474
China Communications Services Corp. Ltd., H Shares	390,000	205,530
China Conch Environment Protection Holdings Ltd.(1)	10,500	548
China Conch Venture Holdings Ltd.	224,500	303,882
China Datang Corp. Renewable Power Co. Ltd., H Shares(2)	136,000	29,332
China East Education Holdings Ltd.(1)	72,500	43,985
China Education Group Holdings Ltd.(1)(2)	175,061	42,432
China Everbright Environment Group Ltd.	622,000	423,142
China Everbright Ltd.(2)	94,000	73,041
China Feihe Ltd.	177,000	69,166
China Foods Ltd.	138,000	62,381
China Gas Holdings Ltd.	313,600	277,476
China High Speed Transmission Equipment Group Co. Ltd.(1)	3,000	746
China Isotope & Radiation Corp.	5,800	13,284
China Kepei Education Group Ltd.	14,000	1,663
China Lesso Group Holdings Ltd.	52,000	30,653
China Literature Ltd.(1)(2)	19,600	57,784
China Medical System Holdings Ltd.(2)	129,000	173,947
China Meidong Auto Holdings Ltd.(2)	28,000	2,359
China Modern Dairy Holdings Ltd.(2)	178,000	25,918
China National Building Material Co. Ltd., H Shares	269,082	182,141
China New Higher Education Group Ltd.(1)	94,000	7,681
China Nonferrous Mining Corp. Ltd.	100,000	173,559
China Oriental Group Co. Ltd.	102,000	15,997
China Power International Development Ltd.	245,000	116,289
China Resources Beverage Holdings Co. Ltd.(2)	22,400	23,467
China Resources Building Materials Technology Holdings Ltd.(2)	326,000	52,009
China Resources Medical Holdings Co. Ltd.(2)	44,000	14,421
China Resources Pharmaceutical Group Ltd.	243,500	145,083
China Risun Group Ltd.(2)	97,000	31,192
China Sanjiang Fine Chemicals Co. Ltd.(2)	53,000	22,913
China Shineway Pharmaceutical Group Ltd.	40,000	42,763
China Silver Group Ltd.(1)	202,000	8,298
China Taiping Insurance Holdings Co. Ltd.	105,000	266,587
China Tobacco International HK Co. Ltd.(2)	23,000	72,459
China Traditional Chinese Medicine Holdings Co. Ltd.(2)	216,000	43,005
China Travel International Investment Hong Kong Ltd.(1)(2)	172,000	25,903
China Water Affairs Group Ltd.(2)	98,000	59,608
China XLX Fertiliser Ltd.	91,000	117,550

China Yongda Automobiles Services Holdings Ltd.	67,500	6,622
China Youran Dairy Group Ltd.(1)(2)	203,000	76,515
China Yuchai International Ltd.	1,204	68,291
China Yuhua Education Corp. Ltd.(1)	206,000	10,527
Chongqing Machinery & Electric Co. Ltd., Class H	118,000	42,382
CIFI Holdings Group Co. Ltd.(1)	192,000	1,496
CIMC Enric Holdings Ltd.	74,000	81,959
Cirrus Aircraft Ltd.	5,200	25,720
CMGE Technology Group Ltd.(1)	50,000	1,463
CNNC International Ltd.(1)	18,000	9,719
COFCO Joycome Foods Ltd.(1)(2)	203,000	30,300
Concord New Energy Group Ltd.(1)(2)	220,000	10,811
Consun Pharmaceutical Group Ltd.	63,000	114,222
COSCO SHIPPING International Hong Kong Co. Ltd.	30,000	23,396
COSCO SHIPPING Ports Ltd.	81,066	51,515
Country Garden Services Holdings Co. Ltd.	267,000	198,218
CSSC Hong Kong Shipping Co. Ltd.(2)	224,000	66,651
Damai Entertainment Holdings Ltd.(1)(2)	690,000	51,033
Daqo New Energy Corp., ADR(1)	1,824	30,351
Digital China Holdings Ltd.(2)	28,000	7,835
Dingdang Health Technology Group Ltd.(1)	12,000	1,266
DingDong Cayman Ltd., ADR(1)	3,694	9,309
Dongyue Group Ltd.	167,000	348,334
DouYu International Holdings Ltd., ADR(1)	1,351	7,079
DPC Dash Ltd.(1)	9,200	45,346
Dynagreen Environmental Protection Group Co. Ltd., H Shares	26,000	19,448
East Buy Holding Ltd.(1)(2)	34,000	94,677
Edianyun Ltd., Class H(1)	1,000	403
Essex Bio-technology Ltd.	17,000	6,611
Ever Sunshine Services Group Ltd.	102,000	23,533
Evergrande Property Services Group Ltd.(1)	477,000	73,625
Fangzhou, Inc.(1)	19,000	2,210
Far East Horizon Ltd.	152,000	149,240
Fenbi Ltd.(1)(2)	34,000	2,779
FIH Mobile Ltd.(1)(2)	13,900	53,345
FinVolution Group, ADR	6,600	34,650
First Tractor Co. Ltd., H Shares	20,000	21,116
Fosun International Ltd.	311,000	154,243
Fu Shou Yuan International Group Ltd.(2)	68,000	22,907
Fufeng Group Ltd.(2)	77,000	58,672
Gaotu Techedu, Inc., ADR(1)	3,275	5,830
GCL Technology Holdings Ltd.(1)(2)	2,489,000	263,882
GDS Holdings Ltd., Class A(1)(2)	68,600	302,208
Gemdale Properties & Investment Corp. Ltd.(1)	244,000	3,827
Genertec Universal Medical Group Co. Ltd.	118,000	77,832
Genscript Biotech Corp.(1)	122,000	212,569
Giant Biogene Holding Co. Ltd.(2)	31,400	120,436
Goodbaby International Holdings Ltd.	44,000	5,167
Grand Pharmaceutical Group Ltd.(1)(2)	154,500	103,269
Greater Bay Area AI Computing Tech Co. Ltd.(1)	48,000	87,702
Greentown China Holdings Ltd.(2)	123,500	139,721
Greentown Management Holdings Co. Ltd.(2)	27,000	6,951
Guangshen Railway Co. Ltd., Class H	100,000	29,372
Guoquan Food Shanghai Co. Ltd.	75,200	22,767

Gushengtang Holdings Ltd.	7,400	26,367
Haichang Ocean Park Holdings Ltd.(1)(2)	189,000	8,918
Haina Intelligent Equipment International Holdings Ltd.(1)	16,000	5,242
Hainan Meilan International Airport Co. Ltd., Class H(1)	19,000	11,412
Haitian International Holdings Ltd.	98,000	247,500
Hanking Gold International Ltd.(1)(2)	37,000	13,630
Harbin Electric Co. Ltd., H Shares	72,000	180,749
Hello Group, Inc., ADR	16,443	98,000
Hengan International Group Co. Ltd.	96,000	298,370
High Templar Tech Ltd., ADR(1)	9,734	29,105
Hisense Home Appliances Group Co. Ltd., H Shares(2)	11,000	32,254
Hopson Development Holdings Ltd.(1)	43,800	14,755
Huabao International Holdings Ltd.(2)	60,000	27,430
HUYA, Inc., ADR	8,330	20,825
Hygeia Healthcare Holdings Co. Ltd.(1)	24,200	29,819
iDreamSky Technology Holdings Ltd.(1)(2)	85,200	3,918
Ingdan, Inc.(1)(2)	31,000	13,377
InnoCare Pharma Ltd., Class H(1)	115,000	170,664
JinkoSolar Holding Co. Ltd., ADR	2,600	60,606
Jinxin Fertility Group Ltd.(1)	252,500	72,236
Jiumaojiu International Holdings Ltd.(2)	76,000	15,024
JNBY Design Ltd.	16,000	39,197
Joinn Laboratories China Co. Ltd., Class H(2)	6,600	15,152
JOYY, Inc., ADR	2,764	186,377
K Wah International Holdings Ltd.	117,000	34,320
Kinetic Development Group Ltd.	204,000	52,134
Kingboard Holdings Ltd.	48,500	407,603
Kingboard Laminates Holdings Ltd.(2)	48,000	333,685
Kingsoft Cloud Holdings Ltd.(1)(2)	12,176	9,767
Kingsoft Corp. Ltd.(2)	78,000	211,577
Launch Tech Co. Ltd., Class H	9,500	9,595
Lee & Man Paper Manufacturing Ltd.	95,000	36,758
Leoch International Technology Ltd.(1)	19,000	2,328
Lepu Biopharma Co. Ltd., Class H(1)(2)	102,000	55,450
LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	3,000	3,677
LexinFintech Holdings Ltd., ADR	6,433	14,153
Li Ning Co. Ltd.	162,500	377,108
Lifetech Scientific Corp.(1)(2)	132,000	27,968
Lingbao Gold Group Co. Ltd., Class H(2)	39,000	81,218
Linklogis, Inc., Class B	45,500	11,755
Logan Group Co. Ltd.(1)(2)	111,000	18,708
Lonking Holdings Ltd.(1)	143,000	53,296
Lufax Holding Ltd., ADR(1)	28,641	47,258
Luye Pharma Group Ltd.(1)(2)	234,500	65,032
LVGEM China Real Estate Investment Co. Ltd.(1)	40,000	1,020
Maanshan Iron & Steel Co. Ltd., H Shares(1)	62,000	15,262
Maoyan Entertainment(2)	27,400	19,149
Medlive Technology Co. Ltd.(2)	9,500	8,995
Meitu, Inc.(1)(2)	361,000	201,050
MicroPort NeuroScientific Corp.(2)	31,096	36,505
Midea Real Estate Holding Ltd.(1)	9,200	3,373
Ming Yuan Cloud Group Holdings Ltd.(1)	78,000	18,267
Minth Group Ltd.	40,000	193,239
MMG Ltd.(1)	207,200	233,562

Mount Everest Gold Group Co. Ltd.(1)	40,000	4,189
Nayuki Holdings Ltd.(1)	33,500	2,821
NetDragon Websoft Holdings Ltd.	24,500	27,525
Newborn Town, Inc.(1)(2)	60,000	61,070
Nexteer Automotive Group Ltd.	68,000	42,475
Nine Dragons Paper Holdings Ltd.(1)	299,000	253,876
Noah Holdings Ltd., ADR	4,393	46,434
Ocumension Therapeutics(1)(2)	13,500	10,685
Onewo, Inc., Class H(2)	75,200	168,438
Poly Property Group Co. Ltd.	147,000	39,060
Poly Property Services Co. Ltd., Class H	18,600	70,289
Precision Tsugami China Corp. Ltd.	12,000	83,508
Q Technology Group Co. Ltd.	52,000	63,354
Qfin Holdings, Inc., ADR	5,830	93,746
Qunabox Group Ltd.(1)(2)	3,100	4,518
Radiance Holdings Group Co. Ltd.(1)(2)	56,000	12,077
Sany Heavy Equipment International Holdings Co. Ltd.	60,000	58,981
Scholar Education Group	6,000	965
Seazen Group Ltd.(1)(2)	300,000	69,641
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	334,400	143,400
Shanghai Chicmax Cosmetic Co. Ltd.(2)	9,900	45,970
Shanghai Conant Optical Co. Ltd., Class H	9,000	48,538
Shanghai Haohai Biological Technology Co. Ltd., H Shares	2,800	6,517
Shanghai Henlius Biotech, Inc., Class H(1)(2)	5,900	51,671
Shanghai Industrial Holdings Ltd.(2)	37,000	71,284
Shenzhen Expressway Corp. Ltd., H Shares(2)	28,000	24,601
Shenzhen International Holdings Ltd.(2)	229,652	174,538
Shenzhen Investment Ltd.(1)(2)	186,000	18,726
Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	29,500	6,619
Shimao Services Holdings Ltd.(1)	7,000	482
Shiyue Daotian Group Co. Ltd., Class H	12,000	7,427
Shoucheng Holdings Ltd.(2)	258,000	56,649
Shougang Fushan Resources Group Ltd.	212,933	73,977
Shui On Land Ltd.(1)	129,000	7,909
Sichuan Baicha Baidao Industrial Co. Ltd., Class H	25,800	17,302
Sichuan Expressway Co. Ltd., Class H	30,000	22,104
Sihuan Pharmaceutical Holdings Group Ltd.	151,000	18,465
Simcere Pharmaceutical Group Ltd.	85,000	108,130
Sinopec Engineering Group Co. Ltd., H Shares	248,500	175,136
Sinopec Kantons Holdings Ltd.	56,000	27,029
Skyworth Group Ltd.(1)	110,000	79,440
Sohu.com Ltd., ADR(1)	1,297	17,522
So-Young International, Inc., ADR(1)(2)	1,474	2,874
SSY Group Ltd.(2)	152,000	45,196
Sun Art Retail Group Ltd.(2)	318,500	61,892
Sun King Technology Group Ltd.(1)	96,000	34,394
Sunac China Holdings Ltd.(1)(2)	1,099,000	133,297
Sunac Services Holdings Ltd.(2)	55,000	6,740
Sunshine Insurance Group Co. Ltd.	102,000	46,118
Sunshine Lake Pharma Co. Ltd.(1)(2)	7,800	36,294
SY Holdings Group Ltd.(2)	19,500	22,059
Tanwan, Inc.(1)	13,800	24,315
TCL Electronics Holdings Ltd.	85,000	150,194
Tiangong International Co. Ltd.	180,000	78,379

Tianli International Holdings Ltd.(2)	133,000	24,087
Tianneng Power International Ltd.(1)(2)	100,000	75,173
Tong Ren Tang Technologies Co. Ltd., H Shares(2)	18,000	8,084
Tongcheng Travel Holdings Ltd.	73,600	132,962
Tongdao Liepin Group(1)	13,800	4,120
Tongguan Gold Group Ltd.	146,000	40,182
Topsports International Holdings Ltd.	242,000	86,673
Towngas Smart Energy Co. Ltd.(1)(2)	82,756	34,755
TravelSky Technology Ltd., H Shares	61,000	71,851
Tuhu Car, Inc.(1)(2)	17,400	29,772
Tuya, Inc., ADR	29,236	61,980
Uni-President China Holdings Ltd.(2)	60,000	60,193
Up Fintech Holding Ltd., ADR(1)	17,360	89,230
Venus MedTech Hangzhou, Inc., H Shares(1)(2)	1,000	155
Viva Biotech Holdings(1)	166,500	26,761
VOYAH Automobile Technology Co. Ltd., Class H(1)	29,841	20,067
Wasion Holdings Ltd.	22,000	60,908
Weibo Corp., ADR(2)	8,912	70,048
Weilong Delicious Global Holdings Ltd.(2)	81,200	84,516
West China Cement Ltd.(1)(2)	162,000	45,303
XD, Inc.(2)	34,600	224,548
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)(2)	15,500	712
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	21,000	26,230
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	79,000	19,624
Xinte Energy Co. Ltd., H Shares(1)	32,800	20,742
Xinyi Energy Holdings Ltd.(2)	364,295	58,141
Xinyi Solar Holdings Ltd.(2)	156,065	53,230
XJ International Holdings Co. Ltd.(1)	92,000	1,808
Xtep International Holdings Ltd.	108,500	58,697
Xunlei Ltd., ADR(1)(2)	1,729	10,478
XXF Group Holdings Ltd.(1)(2)	147,500	13,344
Yadea Group Holdings Ltd.	194,000	279,392
Yatsen Holding Ltd., ADR(1)	1,388	4,372
Yeahka Ltd.(1)	10,400	7,518
Yidu Tech, Inc.(1)(2)	87,600	58,673
Yihai International Holding Ltd.	34,000	59,876
Yixin Group Ltd.(2)	178,000	35,489
Youzan Technology Ltd.(1)(2)	2,080,000	24,762
Yuexiu Property Co. Ltd.(2)	173,000	96,444
Yuexiu Transport Infrastructure Ltd.	62,000	31,641
Zhejiang Expressway Co. Ltd., H Shares	79,800	68,437
Zhihu, Inc., ADR(1)	1,860	5,487
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	141,300	195,170
Zhongsheng Group Holdings Ltd.	50,000	39,323
Zhongyu Energy Holdings Ltd.(2)	63,000	21,794
Zhou Hei Ya International Holdings Co. Ltd.(1)	45,500	8,398
Zonqing Environmental Ltd.(1)(2)	6,000	156
Zylox-Tonbridge Medical Technology Co. Ltd.	16,500	42,125
		18,283,803
Colombia — 0.3%
Cementos Argos SA	14,786	42,993
Grupo Argos SA	53,210	243,914
Grupo de Inversiones Suramericana SA	1,084	14,789
Mineros SA	23,192	97,505
		399,201

Greece — 0.8%
Aegean Airlines SA	3,233	46,755
Aktor SA Holding Co. Technical & Energy Projects(1)	5,293	63,922
GEK TERNA SA	5,396	269,177
HELLENiQ ENERGY Holdings SA	8,034	96,489
Holding Co. ADMIE IPTO SA	12,236	56,474
Intracom Holdings SA	4,346	18,883
LAMDA Development SA(1)	5,968	42,998
Optima bank SA	21,010	260,942
Viohalco SA	5,428	132,158
		987,798
Hong Kong — 0.1%
Brii Biosciences Ltd.(1)	3,000	441
HBM Holdings Ltd.(1)(2)	45,000	67,293
Impro Precision Industries Ltd.	43,000	53,992
Jinchuan Group International Resources Co. Ltd.(1)(2)	22,000	28
KWG Group Holdings Ltd.(1)	20,500	355
New Focus Auto Tech Holdings Ltd.(1)	104,000	661
Zhuguang Holdings Group Co. Ltd.(1)	20,000	61
		122,831
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	47,654	413,694
India — 13.0%
3M India Ltd.	135	46,596
63 Moons Technologies Ltd.	1,411	9,070
Aarti Drugs Ltd.	2,161	8,647
Aarti Industries Ltd.	10,413	52,049
Aarti Pharmalabs Ltd.	3,042	20,269
Aavas Financiers Ltd.(1)	2,614	36,929
ACC Ltd.	3,183	46,869
Accelya Solutions India Ltd.	61	734
Acme Solar Holdings Ltd.	5,495	17,936
Action Construction Equipment Ltd.	1,430	13,316
ADF Foods Ltd.	2,174	6,055
Aditya Birla Fashion & Retail Ltd.(1)	31,412	21,327
Aditya Birla Real Estate Ltd.	985	12,887
Aditya Birla Sun Life Asset Management Co. Ltd.	2,017	22,596
Advanced Enzyme Technologies Ltd.	2,530	9,690
Advent Hotels International Ltd.(1)	1	1
Aegis Logistics Ltd.	6,326	49,827
Aeroflex Industries Ltd.	1,236	5,219
Aether Industries Ltd.(1)	2,054	23,725
Afcons Infrastructure Ltd.	11,727	41,894
AGI Greenpac Ltd.	835	5,184
AGI Infra Ltd.(1)	2,040	7,764
Ahluwalia Contracts India Ltd.	1,243	10,357
AIA Engineering Ltd.	3,132	148,500
Ajanta Pharma Ltd.	2,602	80,188
Ajmera Realty & Infra India Ltd.	1,560	1,953
Alembic Ltd.	4,513	4,161
Alembic Pharmaceuticals Ltd.	3,096	23,978
Alivus Life Sciences Ltd.	1,483	16,459
Alkyl Amines Chemicals	991	17,220
Allcargo Global Ltd.(1)	11,737	2,653
Allcargo Logistics Ltd.(1)	11,737	1,123

Allied Digital Services Ltd.	1,514	1,923
Amara Raja Energy & Mobility Ltd.	5,446	50,813
Amber Enterprises India Ltd.(1)	1,320	105,771
Anand Rathi Wealth Ltd.	2,948	107,084
Anant Raj Ltd.	8,742	47,292
Andhra Paper Ltd.	1,165	777
Angel One Ltd.	6,940	24,634
Antelopus Selan Energy Ltd.(1)	379	3,093
Anupam Rasayan India Ltd.	1,500	20,425
Apar Industries Ltd.	1,023	141,313
Apeejay Surrendra Park Hotels Ltd.	3,626	4,436
Apollo Tyres Ltd.	19,775	82,063
Aptech Ltd.	500	540
Aptus Value Housing Finance India Ltd.	16,998	46,521
Archean Chemical Industries Ltd.(1)	3,862	21,340
Arman Financial Services Ltd.(1)	449	7,968
Artemis Medicare Services Ltd.	812	2,336
Arvind Fashions Ltd.	4,562	22,147
Arvind Ltd.	9,183	45,711
Asahi India Glass Ltd.	4,987	47,378
Ashapura Minechem Ltd.	3,587	27,878
Ashoka Buildcon Ltd.(1)	3,417	4,403
ASK Automotive Ltd.	2,917	13,995
Associated Alcohols & Breweries Ltd.	676	5,968
Aster DM Healthcare Ltd.	5,612	43,002
Astral Ltd.	3,282	54,469
AstraZeneca Pharma India Ltd.	291	26,416
Atul Auto Ltd.(1)	225	1,139
Atul Ltd.	863	62,285
AurionPro Solutions Ltd.	1,151	9,640
Avadh Sugar & Energy Ltd.	218	1,027
Avantel Ltd.	8,211	15,333
Avanti Feeds Ltd.	3,248	41,066
AvenuesAI Ltd.(1)	71,225	10,419
AWL Agri Business Ltd.(1)	24,588	49,747
Bajaj Consumer Care Ltd.(1)	4,347	25,288
Bajaj Healthcare Ltd.	862	2,741
Bajaj Hindusthan Sugar Ltd.(1)	29,134	5,631
Balaji Amines Ltd.	644	12,039
Balmer Lawrie & Co. Ltd.	2,024	3,910
Balrampur Chini Mills Ltd.	8,332	45,129
Balu Forge Industries Ltd.	1,356	6,787
Banco Products India Ltd.	2,984	20,603
Bandhan Bank Ltd.	22,268	48,787
BASF India Ltd.	670	23,970
Bata India Ltd.	2,778	19,556
Bayer CropScience Ltd.	452	21,482
Belrise Industries Ltd.	4,401	10,018
BEML Ltd.	2,314	41,982
Bhansali Engineering Polymers Ltd.	4,528	4,550
Bharat Bijlee Ltd.	143	4,193
Bharat Rasayan Ltd.	112	1,712
Bharat Wire Ropes Ltd.(1)	677	1,591
Birla Corp. Ltd.	1,816	19,068
Birlasoft Ltd.	8,384	28,191

BL Kashyap & Sons Ltd.(1)	2,006	1,161
Black Box Ltd.	1,665	18,240
Bliss Gvs Pharma Ltd.	5,011	22,422
BLS International Services Ltd.	4,869	13,388
Blue Dart Express Ltd.	260	12,974
Blue Star Ltd.	4,268	71,547
Bodal Chemicals Ltd.(1)	1,303	972
Bombay Burmah Trading Co.	1,277	20,175
Bombay Dyeing & Manufacturing Co. Ltd.	5,082	6,783
Brigade Enterprises Ltd.	8,007	54,971
Camlin Fine Sciences Ltd.(1)	7,157	9,207
Campus Activewear Ltd.	5,167	13,766
Can Fin Homes Ltd.	6,024	52,609
Cantabil Retail India Ltd.	1,513	3,362
Capacit'e Infraprojects Ltd.(1)	2,168	5,172
Caplin Point Laboratories Ltd.	1,059	22,551
Capri Global Capital Ltd.	7,212	15,050
Carborundum Universal Ltd.	6,690	72,391
Care Ratings Ltd.	1,525	25,954
Cartrade Tech Ltd.(1)	596	10,883
Castrol India Ltd.	25,123	48,444
CE Info Systems Ltd.	867	7,487
Ceat Ltd.	1,482	50,536
Cemindia Projects Ltd.	4,124	46,443
Central Depository Services India Ltd.	6,599	86,411
Centrum Capital Ltd.(1)	5,500	1,298
Century Plyboards India Ltd.	264	2,147
Cera Sanitaryware Ltd.	259	15,179
CESC Ltd.	30,874	59,150
Chalet Hotels Ltd.	4,818	39,771
Chambal Fertilisers & Chemicals Ltd.	5,646	27,708
Chemplast Sanmar Ltd.(1)	2,207	5,021
Chennai Petroleum Corp. Ltd.	3,259	36,304
Cholamandalam Financial Holdings Ltd.	5,627	93,698
CIE Automotive India Ltd.	7,347	34,509
City Union Bank Ltd.	21,463	57,729
Clean Science & Technology Ltd.	1,474	12,370
CMS Info Systems Ltd.	9,733	31,186
Coffee Day Enterprises Ltd.(1)	3,833	1,401
Coforge Ltd.(1)	662	9,908
Cohance Lifesciences Ltd.(1)	5,184	23,539
Computer Age Management Services Ltd.	22,560	187,865
Concord Biotech Ltd.	831	9,191
Container Corp. of India Ltd.	7,600	37,071
Cosmo First Ltd.	934	7,158
Craftsman Automation Ltd.	609	58,120
CreditAccess Grameen Ltd.(1)	3,977	54,277
CRISIL Ltd.	843	35,014
Crompton Greaves Consumer Electricals Ltd.	41,095	121,559
CSB Bank Ltd.(1)	2,768	10,281
Cyient Ltd.	4,338	41,529
Dalmia Bharat Refractories Ltd.(1)	11	1
Dalmia Bharat Sugar & Industries Ltd.	541	1,934
DAM Capital Advisors Ltd.	1,168	1,852
Datamatics Global Services Ltd.	1,089	8,795

DCB Bank Ltd.	11,980	22,090
DCM Shriram Fine Chemicals Ltd.(1)	793	209
DCM Shriram Industries Ltd.(1)	793	317
DCM Shriram Ltd.	1,533	16,725
DCW Ltd.	6,185	3,058
Dcx Systems Ltd.(1)	2,409	4,957
Deccan Cements Ltd.	340	2,210
Deep Industries Ltd.	1,730	8,680
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,818	71,522
Deepak Nitrite Ltd.	2,815	49,871
Delhivery Ltd.(1)	31,009	147,567
Delta Corp. Ltd.	1,119	819
Devyani International Ltd.(1)	22,351	27,116
Dhampur Sugar Mills Ltd.	614	912
Dhanuka Agritech Ltd.	828	9,887
Dilip Buildcon Ltd.	1,244	5,566
Dishman Carbogen Amcis Ltd.(1)	2,818	5,772
D-Link India Ltd.	867	4,232
Dodla Dairy Ltd.	1,623	18,454
Dolat Algotech Ltd.	1,569	1,211
Dollar Industries Ltd.	373	1,045
Doms Industries Ltd.	983	22,589
Dr. Lal PathLabs Ltd.	4,444	75,125
Dreamfolks Services Ltd.(1)	363	297
Dredging Corp. of India Ltd.(1)	175	2,137
Dwarikesh Sugar Industries Ltd.	1,622	754
E2E Networks Ltd.(1)	303	12,522
eClerx Services Ltd.	2,890	45,898
Edelweiss Financial Services Ltd.	32,541	38,622
EID Parry India Ltd.(1)	7,085	56,276
Elecon Engineering Co. Ltd.	3,906	20,951
Electronics Mart India Ltd.(1)	5,192	6,213
Electrosteel Castings Ltd.	10,342	8,388
Elgi Equipments Ltd.	9,446	56,972
Emami Ltd.	12,238	51,399
Embassy Developments Ltd.(1)	46,984	29,822
Endurance Technologies Ltd.	1,634	46,802
Engineers India Ltd.	20,873	50,972
Epack Durable Ltd.(1)	639	1,524
Epigral Ltd.	721	8,807
EPL Ltd.	8,407	18,921
Equitas Small Finance Bank Ltd.(1)	32,728	24,176
Eris Lifesciences Ltd.	2,738	40,298
Ester Industries Ltd.	967	937
Eureka Forbes Ltd.(1)	4,530	20,983
Eveready Industries India Ltd.	1,324	4,404
Everest Kanto Cylinder Ltd.	896	1,111
Excel Industries Ltd.	204	1,993
Exide Industries Ltd.	25,686	104,530
FCS Software Solutions Ltd.(1)	23,160	385
FDC Ltd.	2,700	11,507
Fedbank Financial Services Ltd.(1)	6,354	10,808
Federal-Mogul Goetze India Ltd.(1)	854	3,771
FIEM Industries Ltd.	980	23,133
Filatex India Ltd.	5,605	2,697

Fine Organic Industries Ltd.	439	21,382
Fineotex Chemical Ltd.	13,310	5,609
Fino Payments Bank Ltd.(1)	1,117	1,501
Finolex Cables Ltd.	2,883	34,496
Finolex Industries Ltd.	15,214	29,852
Five-Star Business Finance Ltd.	11,719	54,903
Foods & Inns Ltd.	614	363
Force Motors Ltd.	247	50,571
Fusion Finance Ltd.(1)	2,430	4,564
G R Infraprojects Ltd.	606	5,731
Gabriel India Ltd.	4,440	51,376
Galaxy Surfactants Ltd.	232	4,382
Ganesh Benzoplast Ltd.(1)	1,241	1,255
Ganesh Housing Ltd.	816	6,059
Ganesha Ecosphere Ltd.	491	4,773
Garden Reach Shipbuilders & Engineers Ltd.	629	17,572
Garware Hi-Tech Films Ltd.	458	29,474
Garware Technical Fibres Ltd.	2,374	16,472
Gateway Distriparks Ltd.	15,461	9,109
Geojit Financial Services Ltd.	1,923	1,476
GHCL Ltd.	3,187	15,246
Gillette India Ltd.	341	28,775
Gland Pharma Ltd.	1,799	42,575
Global Health Ltd.	4,749	59,415
Globus Spirits Ltd.	900	8,188
GM Breweries Ltd.	180	1,758
GMM Pfaudler Ltd.	1,292	10,419
Godawari Power & Ispat Ltd.	13,747	41,641
Godrej Agrovet Ltd.	2,652	16,078
Gokaldas Exports Ltd.(1)	3,519	25,566
Gokul Agro Resources Ltd.(1)	3,176	7,661
Goldiam International Ltd.	2,149	9,235
Goodluck India Ltd.	783	10,670
Granules India Ltd.	9,290	75,621
Graphite India Ltd.	3,025	23,170
Great Eastern Shipping Co. Ltd.	5,491	81,984
Greaves Cotton Ltd.	2,225	4,257
Greenpanel Industries Ltd.(1)	1,899	3,709
Grindwell Norton Ltd.	1,920	37,191
GRM Overseas Ltd.(1)	3,912	6,588
Gujarat Alkalies & Chemicals Ltd.	458	3,278
Gujarat Ambuja Exports Ltd.	11,016	17,948
Gujarat Gas Co. Ltd.(1)	13,633	57,556
Gujarat Industries Power Co. Ltd.	3,248	5,646
Gujarat Mineral Development Corp. Ltd.	4,495	31,690
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,605	24,433
Gujarat Pipavav Port Ltd.	15,140	25,071
Gujarat State Fertilizers & Chemicals Ltd.	12,590	21,593
Gulf Oil Lubricants India Ltd.	882	9,028
Happiest Minds Technologies Ltd.	3,369	13,212
Happy Forgings Ltd.	137	1,999
Hathway Cable & Datacom Ltd.(1)	25,866	2,938
HBL Engineering Ltd.	7,506	65,068
HealthCare Global Enterprises Ltd.(1)	1,407	9,440
HEG Ltd.	4,678	27,925

HeidelbergCement India Ltd.	2,149	3,566
Heritage Foods Ltd.	2,475	8,354
HFCL Ltd.	51,266	97,104
HG Infra Engineering Ltd.	983	6,025
Hikal Ltd.	1,877	3,857
Himatsingka Seide Ltd.	3,780	3,073
Hindustan Copper Ltd.	16,472	93,278
Hindustan Oil Exploration Co. Ltd.(1)	4,988	8,447
Hi-Tech Gears Ltd.	215	1,313
HI-Tech Pipes Ltd.	9,731	8,876
HLV Ltd.(1)	8,296	701
Home First Finance Co. India Ltd.	4,474	50,145
Honasa Consumer Ltd.(1)	8,254	35,294
Honeywell Automation India Ltd.	118	44,124
HPL Electric & Power Ltd.	1,239	4,565
Hubtown Ltd.(1)	3,681	7,947
IFCI Ltd.(1)	38,935	28,076
IIFL Capital Services Ltd.	7,173	25,761
IIFL Finance Ltd.	26,327	129,325
Imagicaaworld Entertainment Ltd.(1)	3,532	1,666
Indegene Ltd.	4,207	23,096
India Cements Ltd.(1)	6,059	24,438
India Glycols Ltd.	1,612	16,543
India Pesticides Ltd.	527	910
India Shelter Finance Corp. Ltd.	2,276	18,293
Indiabulls Ltd.(1)	23,536	5,189
IndiaMart InterMesh Ltd.	1,510	32,029
Indian Energy Exchange Ltd.	26,048	35,201
Indian Metals & Ferro Alloys Ltd.	706	10,747
Indigo Paints Ltd.	1,620	16,878
IndiGrid Infrastructure Trust	43,622	78,711
Indo Count Industries Ltd.	3,825	12,546
Indo Tech Transformers Ltd.(1)	170	4,520
IndoStar Capital Finance Ltd.(1)	1,793	4,463
Indraprastha Gas Ltd.	35,071	59,225
Indraprastha Medical Corp. Ltd.	2,325	9,305
Ingersoll Rand India Ltd.	240	10,996
Inox Green Energy Services Ltd.(1)	5,904	10,698
INOX India Ltd.	1,213	19,063
Inox Wind Ltd.(1)	25,746	25,191
Insecticides India Ltd.	261	2,020
Intellect Design Arena Ltd.	6,672	50,453
IOL Chemicals & Pharmaceuticals Ltd.	7,545	10,230
ION Exchange India Ltd.	3,433	13,070
Ipca Laboratories Ltd.	8,924	143,141
IRB Infrastructure Developers Ltd.	226,348	50,506
IRCON International Ltd.	18,257	26,288
ISGEC Heavy Engineering Ltd.	730	7,145
ITC Hotels Ltd.	34,249	55,787
J Kumar Infraprojects Ltd.	1,830	9,693
Jai Balaji Industries Ltd.(1)	10,265	7,817
Jai Corp. Ltd.	936	1,142
Jain Irrigation Systems Ltd.(1)	13,970	4,388
Jaiprakash Power Ventures Ltd.(1)	179,435	41,289
Jammu & Kashmir Bank Ltd.	26,066	38,515

Jamna Auto Industries Ltd.	6,494	8,721
Jana Small Finance Bank Ltd.(1)	3,258	16,984
Jash Engineering Ltd.	1,690	7,160
JB Chemicals & Pharmaceuticals Ltd.	5,761	131,391
JBM Auto Ltd.	2,195	14,345
JG Chemicals Ltd.	530	2,431
Jindal Drilling & Industries Ltd.	924	5,769
Jindal Poly Films Ltd.	362	2,586
Jindal Saw Ltd.	11,932	31,023
Jindal Worldwide Ltd.(1)	5,494	1,749
JK Lakshmi Cement Ltd.	3,813	23,692
JK Paper Ltd.	3,944	15,315
JK Tyre & Industries Ltd.	9,384	40,249
JM Financial Ltd.	26,467	36,295
JSW Dulux Ltd.	268	8,889
JTL Industries Ltd.	5,295	3,840
Jubilant Foodworks Ltd.	25,132	113,148
Jubilant Ingrevia Ltd.	4,478	30,463
Jubilant Pharmova Ltd.	4,688	49,070
Juniper Hotels Ltd.(1)	1,091	2,264
Jupiter Life Line Hospitals Ltd.	600	8,380
Jupiter Wagons Ltd.(1)	5,808	17,768
Just Dial Ltd.(1)	1,164	6,426
Jyothy Labs Ltd.	7,105	15,268
Jyoti Structures Ltd.(1)	23,061	3,147
Kajaria Ceramics Ltd.	5,884	66,506
Kalpataru Projects International Ltd.	6,072	83,476
Kalyan Jewellers India Ltd.	8,686	32,443
Kalyani Steels Ltd.	881	7,660
Kamdhenu Ltd.	3,390	857
Kansai Nerolac Paints Ltd.	10,064	23,093
Karnataka Bank Ltd.	14,437	40,939
Karur Vysya Bank Ltd.	36,671	111,403
Kaveri Seed Co. Ltd.	1,427	12,997
KCP Ltd.	3,234	5,600
KDDL Ltd.	299	8,745
KEC International Ltd.	7,541	39,707
Kellton Tech Solutions Ltd.(1)	6,435	1,127
Kernex Microsystems India Ltd.(1)	582	10,365
Kfin Technologies Ltd.	6,503	58,668
Kiri Industries Ltd.(1)	2,028	8,792
Kirloskar Brothers Ltd.	1,174	20,173
Kirloskar Ferrous Industries Ltd.	2,031	9,288
Kirloskar Oil Engines Ltd.	5,400	109,597
Kirloskar Pneumatic Co. Ltd.	2,268	37,549
Kitex Garments Ltd.	1,581	2,679
Knowledge Marine & Engineering Works Ltd.(1)	710	14,332
KNR Constructions Ltd.	3,282	4,379
Kolte-Patil Developers Ltd.(1)	551	2,126
Kopran Ltd.	671	1,456
KPI Green Energy Ltd.	4,352	19,277
KPIT Technologies Ltd.	7,147	58,128
KPR Mill Ltd.	5,328	54,143
KRBL Ltd.	3,751	13,801
Krishna Institute of Medical Sciences Ltd.(1)	11,815	94,308

Krsnaa Diagnostics Ltd.	691	3,997
LA Opala RG Ltd.	827	1,560
Laxmi Organic Industries Ltd.	3,209	5,000
Lemon Tree Hotels Ltd.(1)	29,369	35,200
LG Balakrishnan & Bros Ltd.	1,204	19,165
LIC Housing Finance Ltd.	20,149	113,031
Likhitha Infrastructure Ltd.(1)	504	997
Lincoln Pharmaceuticals Ltd.	377	2,511
Lloyds Engineering Works Ltd.	36,555	28,312
LMW Ltd.	182	30,067
LT Foods Ltd.	8,875	36,588
Lumax Auto Technologies Ltd.	1,910	34,670
Lumax Industries Ltd.	159	9,395
LUX Industries Ltd.	112	1,628
Mahanagar Gas Ltd.	2,899	33,396
Maharashtra Scooters Ltd.	181	24,308
Maharashtra Seamless Ltd.	2,169	14,174
Mahindra Holidays & Resorts India Ltd.(1)	2,024	4,650
Mahindra Logistics Ltd.	837	3,013
Maithan Alloys Ltd.	453	4,885
Man Industries India Ltd.(1)	777	4,090
Man Infraconstruction Ltd.	5,301	6,438
Manali Petrochemicals Ltd.	1,877	1,185
Manappuram Finance Ltd.	33,481	114,720
Mangalam Cement Ltd.	1,278	11,136
Marksans Pharma Ltd.	11,289	29,218
MAS Financial Services Ltd.	1,269	4,127
Mayur Uniquoters Ltd.	478	3,793
Medi Assist Healthcare Services Ltd.(1)	2,981	11,557
Medplus Health Services Ltd.(1)	4,528	42,638
Meghmani Organics Ltd.(1)	7,778	3,991
Metropolis Healthcare Ltd.	6,320	36,918
Minda Corp. Ltd.	4,257	27,969
Mishra Dhatu Nigam Ltd.	3,006	13,308
MM Forgings Ltd.	564	2,659
MOIL Ltd.	3,859	12,075
Mold-Tek Packaging Ltd.	705	5,211
Morepen Laboratories Ltd.	17,326	7,878
Motherson Sumi Wiring India Ltd.	187,400	76,816
MPS Ltd.	402	7,786
Mrs Bectors Food Specialities Ltd.	9,505	17,172
MSP Steel & Power Ltd.(1)	7,229	3,248
Muthoot Microfin Ltd.(1)	1,664	3,153
Narayana Hrudayalaya Ltd.	4,656	92,794
Natco Pharma Ltd.	5,230	55,896
National Fertilizers Ltd.	4,510	3,607
Nava Ltd.	10,624	66,247
Navin Fluorine International Ltd.	811	60,799
Nazara Technologies Ltd.(1)	4,064	11,881
NBCC India Ltd.	41,780	44,147
NCC Ltd.	22,051	35,253
NDR Auto Components Ltd.	389	3,275
Nectar Lifesciences Ltd.(1)	2,214	290
NELCO Ltd.	721	5,216
NESCO Ltd.	1,296	15,999

Netweb Technologies India Ltd.	489	24,087
Network18 Media & Investments Ltd.(1)	32,502	10,674
Neuland Laboratories Ltd.	491	88,269
Newgen Software Technologies Ltd.	3,491	16,272
NIIT Learning Systems Ltd.	2,891	6,305
NIIT Ltd.	1,763	1,261
NLC India Ltd.	23,269	85,098
NMDC Steel Ltd.(1)	16,844	7,908
NOCIL Ltd.	2,999	5,303
Northern Arc Capital Ltd.(1)	4,581	13,575
Nuvama Wealth Management Ltd.	1,240	20,290
Nuvoco Vistas Corp. Ltd.(1)	5,737	21,074
Onesource Specialty Pharma Ltd.(1)	1,049	20,142
OnMobile Global Ltd.(1)	1,009	545
Orient Cement Ltd.	1,493	2,223
Orient Electric Ltd.	3,669	7,274
Orient Green Power Co. Ltd.(1)	24,687	2,994
Orient Paper & Industries Ltd.(1)	2,555	488
Oriental Hotels Ltd.	1,543	1,549
Page Industries Ltd.	221	88,814
Paisalo Digital Ltd.	21,963	11,925
Pakka Ltd.(1)	870	837
Panacea Biotec Ltd.(1)	731	3,176
Panama Petrochem Ltd.	688	2,379
Paradeep Phosphates Ltd.	35,322	46,797
Parag Milk Foods Ltd.	4,303	10,060
Paramount Communications Ltd.(1)	2,276	1,577
Patel Engineering Ltd.(1)	23,854	6,902
PC Jeweller Ltd.(1)	80,399	8,121
PCBL Chemical Ltd.	5,390	16,438
Pearl Global Industries Ltd.	901	15,660
Pennar Industries Ltd.(1)	4,290	7,364
Piramal Pharma Ltd.	35,245	64,074
Pitti Engineering Ltd.	354	3,482
PIX Transmissions Ltd.	257	4,208
PNB Gilts Ltd.	1,887	1,564
PNB Housing Finance Ltd.	20,298	219,990
PNC Infratech Ltd.	4,791	10,330
Pokarna Ltd.	506	4,265
Poly Medicure Ltd.	1,482	21,045
Polyplex Corp. Ltd.	796	7,767
Pondy Oxides & Chemicals Ltd.	866	11,706
Poonawalla Fincorp Ltd.(1)	5,051	20,345
Power Mech Projects Ltd.	579	15,214
Praj Industries Ltd.	4,138	15,366
Prakash Industries Ltd.	4,574	7,131
Prataap Snacks Ltd.	506	5,895
Precision Wires India Ltd.	2,250	9,951
Premier Explosives Ltd.	1,708	12,421
Pricol Ltd.	3,503	20,703
Prince Pipes & Fittings Ltd.	1,157	3,191
Prism Johnson Ltd.(1)	2,745	3,474
Privi Speciality Chemicals Ltd.	509	17,426
Procter & Gamble Health Ltd.	465	29,627
Protean eGov Technologies Ltd.	731	4,779

Prudent Corporate Advisory Services Ltd.	929	26,580
PSP Projects Ltd.(1)	828	7,458
PTC India Ltd.	13,848	26,681
Puravankara Ltd.(1)	1,562	3,600
PVR Inox Ltd.(1)	4,125	41,787
Quess Corp. Ltd.	1,534	3,375
Quick Heal Technologies Ltd.(1)	470	921
R Systems International Ltd.	1,819	5,074
Railtel Corp. of India Ltd.	5,603	18,584
Rain Industries Ltd.	2,362	4,677
Rainbow Children's Medicare Ltd.	3,182	46,183
Rajesh Exports Ltd.(1)	4,249	5,292
Rajratan Global Wire Ltd.	1,469	6,352
Rallis India Ltd.	5,797	14,817
Ram Ratna Wires Ltd.	782	3,501
Rama Steel Tubes Ltd.(1)	41,114	2,378
Ramco Cements Ltd.	5,795	53,138
Ramkrishna Forgings Ltd.	3,917	23,333
Ramky Infrastructure Ltd.(1)	507	2,387
Rashtriya Chemicals & Fertilizers Ltd.	6,659	8,997
RattanIndia Power Ltd.(1)	148,916	15,446
Raymond Lifestyle Ltd.(1)	924	6,866
Raymond Ltd.(1)	1,155	6,566
RBL Bank Ltd.	46,940	170,510
Redington Ltd.	60,885	143,882
Refex Industries Ltd.	1,353	4,673
Relaxo Footwears Ltd.	2,127	7,730
Reliance Industrial Infrastructure Ltd.	650	5,144
Reliance Infrastructure Ltd.(1)	15,134	10,208
Reliance Power Ltd.(1)	172,962	50,259
Religare Enterprises Ltd.(1)	4,703	11,756
Repco Home Finance Ltd.	2,185	8,820
Restaurant Brands Asia Ltd.(1)	26,092	18,854
Rhi Magnesita India Ltd.	3,495	14,968
Rico Auto Industries Ltd.	1,835	2,298
RITES Ltd.	6,666	14,184
Rossari Biotech Ltd.	1,042	5,689
Roto Pumps Ltd.	1,242	732
Route Mobile Ltd.	445	2,381
RPG Life Sciences Ltd.	266	6,227
RR Kabel Ltd.	1,858	40,214
Rupa & Co. Ltd.	419	681
Saksoft Ltd.	1,704	2,571
Salzer Electronics Ltd.	381	2,486
SAMHI Hotels Ltd.(1)	8,319	14,466
Sammaan Capital Ltd.(1)	32,887	61,313
Sandhar Technologies Ltd.	522	3,705
Sandur Manganese & Iron Ores Ltd.	5,871	13,980
Sanghi Industries Ltd.(1)	1,482	838
Sanghvi Movers Ltd.	1,386	5,308
Sanofi India Ltd.	443	14,440
Sansera Engineering Ltd.	2,502	75,268
Sapphire Foods India Ltd.(1)	13,397	25,492
Sarda Energy & Minerals Ltd.	5,572	30,016
Satia Industries Ltd.	661	400

Satin Creditcare Network Ltd.(1)	1,324	3,034
Savita Oil Technologies Ltd.	484	2,220
SBFC Finance Ltd.(1)	23,214	23,057
Schneider Electric Infrastructure Ltd.(1)	2,263	31,171
SEPC Ltd.(1)	6,775	556
SH Kelkar & Co. Ltd.	2,723	3,804
Shaily Engineering Plastics Ltd.	997	31,313
Shalby Ltd.(1)	515	915
Shalimar Paints Ltd.(1)	1,215	651
Shankara Building Products Ltd.	613	785
Shankara Buildpro Ltd.(1)	613	7,515
Sharda Cropchem Ltd.	1,519	14,450
Sharda Motor Industries Ltd.	1,032	9,158
Share India Securities Ltd.	2,494	3,624
Sheela Foam Ltd.(1)	1,620	10,314
Shilpa Medicare Ltd.	5,076	26,648
Shipping Corp. of India Ltd.	6,114	18,805
Shivalik Bimetal Controls Ltd.	866	6,748
Shivalik Rasayan Ltd.	318	985
Shriram Pistons & Rings Ltd.	822	29,318
Shriram Properties Ltd.(1)	5,439	5,101
Shyam Metalics & Energy Ltd.	3,565	36,546
Sigachi Industries Ltd.	5,297	1,188
Sindhu Trade Links Ltd.(1)	12,323	3,465
SJS Enterprises Ltd.	1,319	29,175
SJVN Ltd.	30,863	24,410
Skipper Ltd.	587	3,392
SMS Pharmaceuticals Ltd.	819	3,181
Snowman Logistics Ltd.	1,961	767
Sobha Ltd.	2,878	42,951
Solara Active Pharma Sciences Ltd.(1)	760	4,260
Som Distilleries & Breweries Ltd.(1)	8,249	7,402
Somany Ceramics Ltd.	386	2,002
Sona Blw Precision Forgings Ltd.	29,465	188,190
South Indian Bank Ltd.	74,245	32,353
Southern Petrochemical Industries Corp. Ltd.	5,821	4,234
Spandana Sphoorty Financial Ltd.(1)	486	1,286
Spandana Sphoorty Financial Ltd.(1)	118	152
Star Cement Ltd.	5,261	12,064
Star Health & Allied Insurance Co. Ltd.(1)	14,130	78,506
Steel Strips Wheels Ltd.	2,693	5,718
Sterlite Technologies Ltd.(1)	16,139	91,114
STL Networks Ltd.(1)	13,510	4,322
Stove Kraft Ltd.	54	348
Strides Pharma Science Ltd.	2,992	34,996
Subros Ltd.	1,139	8,632
Sudarshan Chemical Industries Ltd.	2,608	25,750
Sula Vineyards Ltd.	1,549	2,562
Sundram Fasteners Ltd.	6,822	61,765
Sundrop Brands Ltd.(1)	157	1,112
Sunflag Iron & Steel Co. Ltd.	1,837	7,224
Sunteck Realty Ltd.	2,987	8,981
Suprajit Engineering Ltd.	3,528	16,955
Supreme Petrochem Ltd.	2,011	14,097
Supriya Lifescience Ltd.	1,168	11,900

Surya Roshni Ltd.	4,193	10,383
Swan Corp. Ltd.	4,941	17,124
Swaraj Engines Ltd.	300	12,089
Swelect Energy Systems Ltd.	195	1,357
Symphony Ltd.	942	6,902
Syngene International Ltd.	12,123	56,382
TAJGVK Hotels & Resorts Ltd.	483	1,760
Talbros Automotive Components Ltd.	756	2,746
Tamil Nadu Newsprint & Papers Ltd.	904	1,413
Tamilnad Mercantile Bank Ltd.	8,121	59,128
Tamilnadu Petroproducts Ltd.	2,804	2,625
Tanla Platforms Ltd.	3,658	20,208
TARC Ltd.(1)	278	379
Tasty Bite Eatables Ltd.	18	1,442
Tata Chemicals Ltd.	6,027	48,068
Tata Elxsi Ltd.	1,753	79,261
Tata Investment Corp. Ltd.	8,662	62,871
Tata Technologies Ltd.	9,287	69,042
Tatva Chintan Pharma Chem Pvt Ltd.	472	5,625
Tbo Tek Ltd.(1)	2,695	34,832
TCI Express Ltd.	183	946
TCPL Packaging Ltd.	221	5,953
TD Power Systems Ltd.	4,741	65,750
TeamLease Services Ltd.(1)	304	4,424
Techno Electric & Engineering Co. Ltd.	3,257	36,998
Tega Industries Ltd.	875	16,269
Tejas Networks Ltd.	2,404	13,170
Texmaco Infrastructure & Holdings Ltd.	1,238	1,256
Texmaco Rail & Engineering Ltd.	10,886	11,956
Thanga Mayil Jewellery Ltd.	574	25,396
Thermax Ltd.	387	20,316
Thirumalai Chemicals Ltd.(1)	2,565	5,542
Thomas Cook India Ltd.	9,417	8,999
Thyrocare Technologies Ltd.	3,486	18,565
Tilaknagar Industries Ltd.	7,930	38,018
Time Technoplast Ltd.	11,626	21,357
Timken India Ltd.	2,213	84,591
Tips Music Ltd.	2,152	15,021
Titagarh Rail System Ltd.	4,701	40,848
Tourism Finance Corp. of India Ltd.	25,540	19,633
Transformers & Rectifiers India Ltd.(1)	301	1,015
Transrail Lighting Ltd.	1,462	7,383
Trident Ltd.	70,492	17,828
Triveni Engineering & Industries Ltd.	4,030	15,971
TSF Investments Ltd.	5,861	25,211
TTK Prestige Ltd.	1,731	9,831
TVS Supply Chain Solutions Ltd.(1)	5,275	6,505
Uflex Ltd.	1,474	6,577
Ugro Capital Ltd.(1)	2,651	2,727
Ujjivan Small Finance Bank Ltd.(1)	56,845	32,556
Updater Services Ltd.(1)	643	1,164
Usha Martin Ltd.	10,036	53,444
UTI Asset Management Co. Ltd.	2,983	29,534
Utkarsh Small Finance Bank Ltd.(1)	14,882	2,073
Uttam Sugar Mills Ltd.	242	602

VA Tech Wabag Ltd.	1,401	22,521
Vadilal Industries Ltd.	151	7,695
Vaibhav Global Ltd.	2,732	6,398
Valor Estate Ltd.(1)	9,594	12,120
Vardhman Textiles Ltd.	5,454	33,098
Varroc Engineering Ltd.	3,126	18,598
Vascon Engineers Ltd.(1)	2,415	862
Vedant Fashions Ltd.	1,498	6,436
Veedol Corp. Ltd.	161	2,437
Venky's India Ltd.	211	3,229
V-Guard Industries Ltd.	10,903	35,170
Vijaya Diagnostic Centre Ltd.	3,304	45,477
Vimta Labs Ltd.	886	4,380
Vinati Organics Ltd.	1,577	21,592
VIP Industries Ltd.(1)	3,594	11,323
Visaka Industries Ltd.	1,013	772
Vishnu Chemicals Ltd.	1,063	6,475
V-Mart Retail Ltd.(1)	1,982	13,905
Voltamp Transformers Ltd.	328	32,793
VRL Logistics Ltd.	1,540	3,787
VST Tillers Tractors Ltd.	247	11,942
Waaree Renewable Technologies Ltd.(1)	1,595	16,337
Welspun Corp. Ltd.	6,329	91,633
Welspun Enterprises Ltd.	1,702	9,262
Welspun Living Ltd.	18,106	26,258
West Coast Paper Mills Ltd.	1,011	5,274
Westlife Foodworld Ltd.	3,464	16,394
Whirlpool of India Ltd.	2,363	20,459
Windlas Biotech Ltd.	442	3,874
Wockhardt Ltd.(1)	2,285	48,848
Wonderla Holidays Ltd.	479	2,392
Xchanging Solutions Ltd.	783	537
Yatharth Hospital & Trauma Care Services Ltd., Class C(1)	2,155	18,057
Zaggle Prepaid Ocean Services Ltd.(1)	2,545	5,630
Zee Entertainment Enterprises Ltd.	50,458	49,415
Zen Technologies Ltd.	886	15,538
Zensar Technologies Ltd.	6,384	33,249
ZF Commercial Vehicle Control Systems India Ltd.	492	75,963
Zuari Agro Chemicals Ltd.(1)	394	919
Zuari Industries Ltd.	535	1,434
		15,684,245
Indonesia — 1.2%
ABM Investama Tbk. PT	75,400	10,127
Adhi Karya Persero Tbk. PT(1)	336,900	3,166
AKR Corporindo Tbk. PT	880,000	60,900
Aspirasi Hidup Indonesia Tbk. PT	972,800	18,939
Astrindo Nusantara Infrastructure Tbk. PT(1)	1,596,300	15,732
Asuransi Tugu Pratama Indonesia Tbk. PT	188,800	11,879
Bank BTPN Syariah Tbk. PT	283,300	14,754
Bank Tabungan Negara Persero Tbk. PT(1)	657,300	46,716
BFI Finance Indonesia Tbk. PT	1,126,700	43,499
Blue Bird Tbk. PT	58,700	5,111
Bukalapak.com Tbk. PT(1)	5,771,400	39,372
Buma Internasional Grup Tbk. PT(1)	712,200	8,294
Bumi Resources Minerals Tbk. PT(1)	2,427,700	80,778

Bumi Serpong Damai Tbk. PT(1)	609,600	21,500
Ciputra Development Tbk. PT	1,124,800	40,624
Dharma Satya Nusantara Tbk. PT	628,100	41,838
Elnusa Tbk. PT	477,500	16,310
Energi Mega Persada Tbk. PT(1)	1,526,500	115,496
ESSA Industries Indonesia Tbk. PT(1)	1,133,400	42,447
Gajah Tunggal Tbk. PT	291,500	19,822
Global Mediacom Tbk. PT(1)	874,000	6,116
Harum Energy Tbk. PT(1)	339,200	15,010
Hillcon Tbk. PT(1)	123,600	110
Indika Energy Tbk. PT(1)	225,200	28,751
Indo Tambangraya Megah Tbk. PT	39,500	48,824
Indocement Tunggal Prakarsa Tbk. PT	2,000	548
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,006,000	21,646
Japfa Comfeed Indonesia Tbk. PT	667,500	91,586
Jasa Marga Persero Tbk. PT(1)	126,300	21,277
Kawasan Industri Jababeka Tbk. PT	1,866,900	12,962
Map Aktif Adiperkasa PT	1,437,800	51,549
Mark Dynamics Indonesia Tbk. PT	68,600	3,051
MDS Retailing Tbk. PT	58,600	5,246
Media Nusantara Citra Tbk. PT(1)	774,500	9,191
Medikaloka Hermina Tbk. PT	1,001,800	52,951
Mitra Adiperkasa Tbk. PT	987,000	82,565
Mitra Pinasthika Mustika Tbk. PT	180,600	11,464
Panin Financial Tbk. PT(1)	1,077,000	14,337
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	391,300	28,282
Petrosea Tbk. PT(1)	122,400	31,972
PP Persero Tbk. PT(1)	333,400	3,776
Prodia Widyahusada Tbk. PT	26,100	3,695
Rukun Raharja Tbk. PT	188,900	39,456
Sarana Menara Nusantara Tbk. PT	1,805,000	38,357
Sariguna Primatirta Tbk. PT	689,800	14,999
Sawit Sumbermas Sarana Tbk. PT	401,700	15,760
Selamat Sempurna Tbk. PT	320,700	30,598
Sumber Tani Agung Resources Tbk. PT	209,200	11,707
Summarecon Agung Tbk. PT	1,156,300	18,511
Surya Citra Media Tbk. PT	1,795,300	22,733
Surya Semesta Internusa Tbk. PT	241,400	22,606
Timah Tbk. PT	414,400	74,555
Wintermar Offshore Marine Tbk. PT	348,789	9,960
		1,501,455
Kuwait — 0.7%
A'ayan Leasing & Investment Co. KSCP	43,045	38,394
A'ayan Real Estate Co. SAK	56,491	30,295
Agility Public Warehousing Co. KSCC	101,830	43,893
Ali Alghanim Sons Automotive Co. KSCC	9,861	32,057
Boubyan Petrochemicals Co. KSCP	22,436	47,745
Boursa Kuwait Securities Co. KPSC	6,467	64,195
Combined Group Contracting Co. SAK	4,319	13,267
Commercial Real Estate Co. KSC	94,117	53,455
First Investment Co. KSCP(1)	21,770	9,020
Gulf Cables & Electrical Industries Group Co. KSCP	4,787	31,950
Heavy Engineering & Ship Building Co. KSCP	5,331	12,487
Humansoft Holding Co. KSC	4,310	33,143
Integrated Holding Co. KCSC(1)	5,018	6,729

KAMCO Investment Co. KSC	20,882	12,873
Kuwait International Bank KSCP	58,423	50,395
Kuwait Telecommunications Co.	17,908	38,199
Mezzan Holding Co. KSCC	7,140	27,039
National Industries Co. KSC	5,097	4,535
National Industries Group Holding SAK	127,445	97,303
National Investments Co. KSCP	32,275	27,009
Noor Financial Investment Co. KSC	19,991	26,387
Rasiyat Holding Co.(1)	16,623	28,397
Salhia Real Estate Co. KSCP	38,602	48,299
United Real Estate Co. SAKP(1)	40,922	35,612
		812,678
Malaysia — 1.4%
Aeon Co. M Bhd.	46,600	12,452
Alliance Bank Malaysia Bhd.	50,311	59,265
Ancom Nylex Bhd.	18,668	4,143
Astro Malaysia Holdings Bhd.(1)	30,300	496
Bank Islam Malaysia Bhd.	29,100	16,143
Berjaya Corp. Bhd.(1)	288,900	17,882
Berjaya Food Bhd.(1)	18,685	918
Bermaz Auto Bhd.	37,400	8,669
Bumi Armada Bhd.	305,800	25,083
Cahya Mata Sarawak Bhd.	64,900	18,487
CCK Consolidated Holdings Bhd.	11,400	3,446
CTOS Digital Bhd.	217,300	33,711
Cypark Resources Bhd.(1)	64,400	11,135
D&O Green Technologies Bhd.(1)	25,800	2,677
Dagang NeXchange Bhd.(1)	133,200	10,794
Dayang Enterprise Holdings Bhd.	45,100	20,465
Dufu Technology Corp. Bhd.	15,500	7,881
DXN Holdings Bhd.	31,600	3,587
Eco World Development Group Bhd.	20,500	11,070
EG Industries Bhd.	105,600	45,626
Ekovest Bhd.(1)	94,900	5,025
Farm Fresh Bhd.	93,500	54,421
Frontken Corp. Bhd.	60,300	74,531
Gas Malaysia Bhd.	8,200	11,294
Globetronics Technology Bhd.(1)	27,500	1,735
Greatech Technology Bhd.(1)	88,800	60,248
Hextar Global Bhd.	147,000	29,682
Hiap Teck Venture Bhd.	45,800	3,290
Hibiscus Petroleum Bhd.	70,300	36,016
Iskandar Waterfront City Bhd.(1)	34,900	1,941
ITMAX SYSTEM Bhd.	56,200	70,145
Jaya Tiasa Holdings Bhd.	80,600	21,941
Johor Plantations Group Bhd.	98,000	40,279
Kelington Group Bhd.	118,100	227,352
Kossan Rubber Industries Bhd.	134,000	42,638
KSL Holdings Bhd.	11,100	8,672
LBS Bina Group Bhd.	37,900	4,253
Leong Hup International Bhd.	26,700	4,813
Mah Sing Group Bhd.	80,800	20,172
Malakoff Corp. Bhd.	196,700	45,878
Malaysia Smelting Corp. Bhd.	19,400	10,616
Malaysian Pacific Industries Bhd.	6,900	85,390

Malaysian Resources Corp. Bhd.	178,600	14,642
Matrix Concepts Holdings Bhd.	119,600	37,722
MBSB Bhd.	46,300	7,712
Mega First Corp. Bhd.	47,700	37,787
MSM Malaysia Holdings Bhd.(1)	20,000	3,808
Naim Holdings Bhd.(1)	7,100	1,271
Pecca Group Bhd.	30,000	10,822
Pentamaster Corp. Bhd.(1)	29,300	33,704
Perak Transit Bhd.	91,800	4,637
Ranhill Utilities Bhd.(1)	71,222	36,859
RGB International Bhd.	48,400	2,378
Sam Engineering & Equipment M Bhd.	12,600	15,581
Sime Darby Property Bhd.	93,300	35,039
SKP Resources Bhd.	18,100	1,620
Southern Cable Group Bhd.	61,500	32,144
SP Setia Bhd. Group	87,500	22,069
Sunway Construction Group Bhd.	29,900	56,472
Supermax Corp. Bhd.(1)	256,600	20,432
Swift Haulage Bhd.	12,900	1,304
UEM Sunrise Bhd.	166,300	23,718
Unisem M Bhd.	23,000	30,786
Velesto Energy Bhd.	637,800	48,974
VS Industry Bhd.	272,361	14,087
VSTECS Bhd.	7,900	12,264
WAVEFRONT Bhd.(1)	17,100	539
WCT Holdings Bhd.(1)	58,000	6,295
Zetrix Ai Bhd.	58,000	11,779
		1,698,707
Mexico — 1.7%
Alpek SAB de CV(1)(2)	82,545	59,563
Alsea SAB de CV	43,312	132,882
Banco del Bajio SA	66,310	214,837
Bolsa Mexicana de Valores SAB de CV	34,901	73,740
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	15,115	118,199
Corp. Inmobiliaria Vesta SAB de CV	65,698	230,097
Genomma Lab Internacional SAB de CV, Class B	28,800	26,513
Gentera SAB de CV	95,816	236,873
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,679	168,437
Grupo Televisa SAB, ADR(1)	63,406	168,660
Grupo Traxion SAB de CV(1)	19,630	11,877
La Comer SAB de CV	53,490	118,630
Megacable Holdings SAB de CV	81,128	276,650
Nemak SAB de CV(1)	95,281	19,400
Ollamani SAB(1)(2)	5,064	23,151
Orbia Advance Corp. SAB de CV(1)	59,648	80,405
Regional SAB de CV	16,399	127,157
		2,087,071
Philippines — 0.4%
Alliance Global Group, Inc.	114,000	15,446
Apex Mining Co., Inc.	50,900	13,687
Converge Information & Communications Technology Solutions, Inc.	250,000	44,612
DigiPlus Interactive Corp.	127,700	21,754
Manila Water Co., Inc.	250,600	158,776
OceanaGold Philippines, Inc.	40,800	23,239
Philippine National Bank	5,070	4,716

Puregold Price Club, Inc.	72,800	53,159
Robinsons Land Corp.	248,200	65,697
Synergy Grid & Development Phils, Inc.	83,200	40,302
Wilcon Depot, Inc.	192,500	18,125
		459,513
Poland — 1.3%
AmRest Holdings SE(2)	5,646	16,056
Auto Partner SA	2,963	21,442
Bank Handlowy w Warszawie SA	879	30,556
Benefit Systems SA(1)	208	252,386
Cyfrowy Polsat SA(1)(2)	10,150	45,238
Diagnostyka SA	1,283	62,927
Enea SA	21,536	125,502
Eurocash SA(1)	3,183	4,653
Grupa Azoty SA(1)	1,528	9,712
Grupa Kety SA	654	217,640
Jastrzebska Spolka Weglowa SA(1)(2)	6,083	47,039
KRUK SA	1,291	145,988
Modivo SA(1)(2)	2,543	55,679
Orange Polska SA	56,371	252,419
Pepco Group NV	14,958	138,343
Text SA(2)	1,186	13,900
XTB SA	4,848	138,453
		1,577,933
Qatar — 0.6%
Baladna(1)	86,780	31,251
Barwa Real Estate Co.	260,632	176,597
Doha Bank QPSC	289,510	208,670
Gulf International Services QSC	84,194	50,446
Mannai Corp. QSC	17,238	25,214
Mazaya Real Estate Development QPSC(1)	97,062	15,255
Medicare Group	19,768	29,960
Qatar Islamic Insurance Group	6,933	16,179
United Development Co. QSC	148,108	34,954
Vodafone Qatar PQSC	193,885	143,392
		731,918
Saudi Arabia — 2.3%
Abdullah Al Othaim Markets Co.	38,597	60,953
Abdullah Saad Mohammed Abo Moati Stationaries Co.	862	9,177
Advanced Petrochemical Co.(1)	9,581	67,613
Al Babtain Power & Telecommunication Co.	2,913	50,846
Al Hammadi Holding	5,321	37,489
Al Hassan Ghazi Ibrahim Shaker Co.(1)	2,556	9,953
Al Jouf Agricultural Development Co.	1,240	14,418
Al Khaleej Training & Education Co.(1)	1,935	8,081
Al Majed for Oud Co.	805	29,364
Al Masane Al Kobra Mining Co.	3,357	66,333
Al Yamamah Steel Industries Co.(1)	1,870	19,554
Al-Dawaa Medical Services Co.	1,436	18,821
Almawarid Manpower Co.	1,064	25,551
Almunajem Foods Co.	987	16,420
Alujain Corp.	1,754	13,545
Amlak International Finance Co.	4,230	10,906
Arabian Centres Co.	16,417	73,013
Arabian Drilling Co.(1)	2,824	65,704

Arabian Pipes Co.	6,511	12,113
Arriyadh Development Co.	4,975	24,191
Ayyan Investment Co.(1)	3,405	9,881
BAAN Holding Group Co.(1)	11,992	5,957
BinDawood Holding Co.	18,797	25,050
Catrion Catering Holding Co.	3,165	62,275
City Cement Co.	4,002	12,855
Derayah Financial Co.	4,289	26,763
East Pipes Integrated Co. for Industry	1,457	75,560
Emaar Economic City(1)	7,960	22,997
Etihad GO Telecom Co.	1,570	39,971
Fourth Milling Co.	32,431	35,634
Jahez International Co.(1)	3,050	10,138
Knowledge Economic City Co.(1)	4,669	14,810
Leejam Sports Co. JSC	2,002	43,168
Lumi Rental Co.(1)	911	8,317
Maharah Human Resources Co.	20,990	37,541
Miahona	5,381	21,610
Middle East Healthcare Co.	1,853	16,800
Middle East Paper Co.(1)	2,152	10,899
Mobile Telecommunications Co. Saudi Arabia(1)	23,584	68,633
Modern Mills Co.	1,610	12,201
National Agriculture Development Co.(1)	11,240	49,985
National Co. for Glass Industries	1,373	13,602
National Gas & Industrialization Co.	3,564	73,291
National Industrialization Co.(1)	31,430	84,311
Power & Water Utility Co. for Jubail & Yanbu	5,968	63,035
Qassim Cement Co.	4,593	56,252
Rasan Information Technology Co.(1)	2,414	98,395
Retal Urban Development Co.	20,832	66,149
Riyadh Cement Co.	4,210	25,742
Saudi Arabian Amiantit Co.(1)	5,234	18,929
Saudi Automotive Services Co.(1)	2,553	31,105
Saudi Cement Co.	5,722	48,618
Saudi Ceramic Co.	3,016	22,002
Saudi Chemical Co. Holding	30,724	69,802
Saudi Co. For Hardware CJSC	1,694	10,254
Saudi Ground Services Co.	5,095	43,457
Saudi Kayan Petrochemical Co.(1)	64,421	97,289
Saudi Manpower Solutions Co.	8,025	12,616
Saudi Paper Manufacturing Co.	1,043	15,900
Saudi Pharmaceutical Industries & Medical Appliances Corp.(1)	5,296	40,362
Saudi Real Estate Co.(1)	8,127	35,052
Saudi Reinsurance Co.(1)	3,921	27,081
Saudi Steel Pipe Co.	1,089	15,889
Saudia Dairy & Foodstuff Co.	1,190	69,769
Savola Group	12,829	96,925
Seera Group Holding(1)	11,571	64,680
SHL Finance Co.(1)	2,603	10,643
Southern Province Cement Co.	3,522	18,920
Specialized Medical Co.	5,063	22,757
Sport Clubs Co.(1)	2,644	4,824
Sustained Infrastructure Holding Co.	3,247	29,618
Tamkeen Human Resources Co.	1,461	17,589
Theeb Rent A Car Co.	2,526	17,124

United Carton Industries Co.	2,767	18,220
United Electronics Co.	3,234	68,313
United International Holding Co.(1)	1,676	17,631
United International Transportation Co.	3,986	34,472
Walaa Cooperative Insurance Co.(1)	7,791	20,501
Wataniya Insurance Co.(1)	2,357	7,674
Yamama Cement Co.	6,911	44,701
Yanbu Cement Co.	7,306	31,783
Zahrat Al Waha For Trading Co.	30,568	20,871
		2,831,238
South Africa — 4.2%
AECI Ltd.	14,951	113,902
African Rainbow Minerals Ltd.	12,900	169,194
Afrimat Ltd.	9,034	17,523
Aspen Pharmacare Holdings Ltd.	44,954	399,966
Astral Foods Ltd.	5,810	88,705
AVI Ltd.	40,340	234,807
Boxer Retail Ltd.	17,553	85,884
Clicks Group Ltd.	9,469	136,963
Coronation Fund Managers Ltd.	29,451	77,319
DataTec Ltd.	34,416	161,827
Dis-Chem Pharmacies Ltd.(2)	65,961	141,988
DRDGOLD Ltd.	58,496	154,278
Exxaro Resources Ltd.	27,667	369,570
Fortress Real Estate Investments Ltd., Class B	154,443	227,387
Foschini Group Ltd.(2)	46,293	162,849
Grindrod Ltd.	60,101	96,801
Life Healthcare Group Holdings Ltd.	168,770	111,113
Lighthouse Properties PLC	134,637	63,195
Momentum Group Ltd.	137,505	306,370
Motus Holdings Ltd.	17,570	110,997
Mr. Price Group Ltd.(2)	24,195	232,969
NEPI Rockcastle NV(1)	1,235	10,809
Netcare Ltd.	164,612	179,310
Ninety One Ltd.	24,612	71,960
Old Mutual Ltd.	114,574	90,795
Omnia Holdings Ltd.	18,855	117,982
Pick n Pay Stores Ltd.(1)(2)	46,293	53,125
Raubex Group Ltd.	15,779	50,287
Reunert Ltd.	15,353	60,925
Santam Ltd.	1,882	43,316
Sappi Ltd.(1)(2)	57,228	43,447
SPAR Group Ltd.(1)(2)	20,726	62,485
Sun International Ltd.	19,149	57,721
Super Group Ltd.	63,783	66,170
Telkom SA SOC Ltd.	39,117	149,983
Thungela Resources Ltd.(2)	12,037	107,761
Tiger Brands Ltd.	13,201	226,420
Truworths International Ltd.	55,381	170,436
Wilson Bayly Holmes-Ovcon Ltd.	41	421
		5,026,960
South Korea — 17.2%
Able C&C Co. Ltd.	1,308	10,698
Aekyung Chemical Co. Ltd.	1,119	9,531
Aekyung Industrial Co. Ltd.	530	4,984

Agabang & Co.(1)	1,757	5,576
Ahnlab, Inc.	336	13,616
Amorepacific Holdings Corp.	2,829	42,910
Ananti, Inc.(1)	3,306	10,978
Aprogen Biologics, Inc.(1)	254	534
Asiana Airlines, Inc.(1)	1,434	6,961
BGF retail Co. Ltd.	649	53,282
BH Co. Ltd.	1,230	25,103
Binggrae Co. Ltd.	589	28,386
BNK Financial Group, Inc.	28,293	316,025
Boryung	1,794	10,738
Byucksan Corp.	831	928
C&C International Co. Ltd.(1)	229	3,083
Cafe24 Corp.(1)	972	13,378
Caregen Co. Ltd.	730	42,727
Celltrion Pharm, Inc.	2,183	69,070
Cheil Worldwide, Inc.	7,740	94,718
Cheryong Electric Co. Ltd.	590	23,245
Chong Kun Dang Pharmaceutical Corp.	946	49,778
Chunbo Co. Ltd.(1)	49	1,607
CJ CGV Co. Ltd.(1)	6,051	18,313
CJ CheilJedang Corp.	733	98,193
CJ Corp.	1,692	181,797
CJ ENM Co. Ltd.(1)	875	22,942
CJ Logistics Corp.	589	33,406
Classys, Inc.	2,492	74,024
Cosmax, Inc.	695	80,113
Coway Co. Ltd.	3,699	220,613
CS Wind Corp.(1)	1,974	62,254
Daeduck Electronics Co. Ltd.	2,096	266,166
Daejoo Electronic Materials Co. Ltd.	557	56,777
Daesang Corp.	2,246	28,611
Daewoo Engineering & Construction Co. Ltd.(1)	16,227	281,869
Daewoong Co. Ltd.	2,406	30,077
Daewoong Pharmaceutical Co. Ltd.	416	36,081
Daishin Securities Co. Ltd.(1)	3,493	71,163
D'Alba Global Co. Ltd.	265	34,669
Danal Co. Ltd.(1)	538	2,209
Daou Data Corp.	375	5,017
Daou Technology, Inc.	2,895	76,096
DB HiTek Co. Ltd.	3,727	459,287
DB Securities Co. Ltd.	3,012	22,005
Dear U Co. Ltd.	799	13,099
Dentium Co. Ltd.	468	14,487
DI Dong Il Corp.	930	15,253
DL E&C Co. Ltd.	3,771	190,795
DL Holdings Co. Ltd.(1)	919	33,055
DN Automotive Corp.	1,616	47,834
Dong-A Socio Holdings Co. Ltd.	203	12,163
Dong-A ST Co. Ltd.	166	4,406
Dongjin Semichem Co. Ltd.	4,474	162,974
DongKook Pharmaceutical Co. Ltd.	2,436	31,766
Dongsuh Cos., Inc.	3,715	60,442
Dongwha Enterprise Co. Ltd.(1)	359	2,121
Dongwon Industries Co. Ltd.	272	6,400

Dongwon Systems Corp.	337	4,906
Doosan Bobcat, Inc.	5,901	252,447
Doosan Co. Ltd.	124	162,706
Doosan Fuel Cell Co. Ltd.(1)	3,485	211,634
Doosan Tesna, Inc.	359	37,552
DoubleUGames Co. Ltd.(1)	810	36,707
Dreamtech Co. Ltd.	829	2,721
Duk San Neolux Co. Ltd.(1)	980	25,266
E-MART, Inc.	2,139	121,692
EM-Tech Co. Ltd.(1)	295	983
Eo Technics Co. Ltd.	928	281,058
Eugene Investment & Securities Co. Ltd.	7,290	23,068
Eugene Technology Co. Ltd.	1,413	116,608
F&F Co. Ltd.	1,912	92,516
Fadu, Inc.(1)	4,211	314,073
Foosung Co. Ltd.(1)	1,276	9,756
GC Biopharma Corp.	633	59,384
GC Corp.	2,557	21,939
Genexine, Inc.(1)	256	622
GigaVis Co. Ltd.	50	4,701
GOLFZON Co. Ltd.	217	6,225
Gradiant Corp.	276	1,737
Grand Korea Leisure Co. Ltd.	2,467	17,364
GS Engineering & Construction Corp.	5,698	115,017
GS Retail Co. Ltd.	2,867	48,425
HAESUNG DS Co. Ltd.	273	16,181
Han Kuk Carbon Co. Ltd.(1)	3,754	80,253
Hana Materials, Inc.	375	15,953
Hana Micron, Inc.(1)	6,563	176,545
Hana Tour Service, Inc.	717	18,007
Hancom, Inc.	669	9,112
Handsome Co. Ltd.	425	6,397
Hanil Cement Co. Ltd.	2,105	20,190
Hankook & Co. Co. Ltd.	1,904	30,718
Hanmi Pharm Co. Ltd.	462	150,403
Hanmi Science Co. Ltd.(1)	1,970	41,502
Hanon Systems(1)	19,567	73,121
Hansae Co. Ltd.	614	3,610
Hansol Chemical Co. Ltd.	1,287	230,695
Hansol Technics Co. Ltd.	2,212	18,389
Hanwha Engine(1)	6,051	257,142
Hanwha General Insurance Co. Ltd.(1)	4,074	17,096
Hanwha Investment & Securities Co. Ltd.(1)	11,149	45,480
Hanwha Life Insurance Co. Ltd.(1)	37,691	121,988
Hanwha Solutions Corp.(1)	5,804	161,305
Hanwha Vision Co. Ltd.(1)	4,397	196,380
Harim Holdings Co. Ltd.	1,609	12,041
HD Construction Equipment Co. Ltd.	3,211	321,814
HD Hyundai Energy Solutions Co. Ltd.(1)	42	4,883
HDC Holdings Co. Ltd.	2,389	34,983
HD-Hyundai Marine Engine(1)	2,097	98,585
Hite Jinro Co. Ltd.	3,054	32,409
HK inno N Corp.(1)	1,674	49,944
HL Mando Co. Ltd.	4,422	181,972
Hotel Shilla Co. Ltd.(1)	2,255	82,192

HPSP Co. Ltd.	6,441	208,422
HS Hyosung Advanced Materials Corp.	188	26,286
HS Hyosung Corp.	46	1,706
Hugel, Inc.(1)	405	66,756
Humasis Co. Ltd.(1)	296	699
Humedix Co. Ltd.	445	8,111
Hyosung Corp.	1,009	133,083
Hyosung Heavy Industries Corp.	339	830,973
Hyosung TNC Corp.	375	90,507
HYUNDAI Corp.	609	11,169
Hyundai Department Store Co. Ltd.	1,566	113,449
Hyundai Elevator Co. Ltd.	1,378	72,065
Hyundai Feed, Inc.(1)	668	—
Hyundai GF Holdings	4,256	38,791
Hyundai Home Shopping Network Corp.	173	9,283
Hyundai Marine & Fire Insurance Co. Ltd.(1)	7,295	167,236
Hyundai Steel Co.	10,809	288,016
Hyundai Wia Corp.	2,359	141,975
Iljin Electric Co. Ltd.	1,847	114,341
iM Financial Group Co. Ltd.	16,958	195,219
Innocean Worldwide, Inc.	295	3,907
Innox Advanced Materials Co. Ltd.	833	16,778
Insun ENT Co. Ltd.(1)	335	799
Intellian Technologies, Inc.	452	40,005
Interflex Co. Ltd.(1)	1,189	8,334
INTOPS Co. Ltd.	1,196	14,813
IPARK Hyundai Development Co., E Shares	2,878	39,369
IS Dongseo Co. Ltd.(1)	467	8,931
ISC Co. Ltd.	1,245	167,535
i-SENS, Inc.	1,165	13,819
ISU Specialty Chemical(1)	2,017	128,956
Jahwa Electronics Co. Ltd.(1)	128	3,379
JB Financial Group Co. Ltd.	13,710	217,555
Jeju Air Co. Ltd.(1)	2,135	6,887
Jin Air Co. Ltd.(1)	1,377	5,594
JNTC Co. Ltd.(1)	369	5,144
Jusung Engineering Co. Ltd.	2,074	275,689
JW Pharmaceutical Corp.	754	13,898
JYP Entertainment Corp.	2,164	82,825
K Car Co. Ltd.	506	3,047
Kangwon Energy Co. Ltd.(1)	209	1,538
Kangwon Land, Inc.	6,999	69,716
KC Co. Ltd.	315	6,677
KC Tech Co. Ltd.	1,144	47,654
KCC Corp.	444	162,381
KCC Glass Corp.	281	4,702
KEPCO Engineering & Construction Co., Inc.	573	51,202
KEPCO Plant Service & Engineering Co. Ltd.	2,752	93,237
KG Chemical Corp.	1,034	3,284
KG Dongbusteel	2,549	10,043
KG Eco Solution Co. Ltd.	374	1,393
KG Mobility Corp.(1)	3,275	7,396
KH Vatec Co. Ltd.	1,909	15,158
KISCO Corp.	1,102	6,365
Koh Young Technology, Inc.	3,585	81,612

Kolmar BNH Co. Ltd.(1)	405	2,825
Kolmar Korea Co. Ltd.(1)	1,424	80,807
Kolon Industries, Inc.	2,000	95,462
Kolon Life Science, Inc.(1)	556	18,326
KoMiCo Ltd.	1,378	82,399
KONA I Co. Ltd.(1)	961	35,332
Korea Electric Terminal Co. Ltd.	388	20,307
Korea Gas Corp.	3,155	74,357
Korea Line Corp.(1)	10,398	15,531
Korea Petrochemical Ind Co. Ltd.	206	17,534
Korean Reinsurance Co.	15,493	132,202
Kumho Petrochemical Co. Ltd.	1,625	143,068
Kumho Tire Co., Inc.(1)	14,608	45,586
Kyung Dong Navien Co. Ltd.	451	20,937
Lake Materials Co. Ltd.	4,614	56,586
LG H&H Co. Ltd.	790	129,719
LG Innotek Co. Ltd.	1,909	1,850,340
LOGEN Co. Ltd.(1)	485	548
Lotte Chemical Corp.	2,127	113,910
Lotte Chilsung Beverage Co. Ltd.	475	34,293
Lotte Corp.	2,034	34,235
Lotte Energy Materials Corp.(1)	1,597	59,706
LOTTE Fine Chemical Co. Ltd.	1,206	41,892
Lotte Innovate Co. Ltd.	196	2,940
Lotte Rental Co. Ltd.	935	19,396
Lotte Shopping Co. Ltd.	925	90,181
Lotte Tour Development Co. Ltd.(1)	4,296	54,338
Lotte Wellfood Co. Ltd.	180	13,475
LVMC Holdings(1)	7,719	7,474
LX International Corp.	3,337	92,786
LX Semicon Co. Ltd.	1,099	38,480
Mcnex Co. Ltd.	180	2,617
Medytox, Inc.	536	34,295
MegaStudyEdu Co. Ltd.	442	11,786
Misto Holdings Corp.	2,339	57,837
MNTech Co. Ltd.	860	4,771
Myoung Shin Industrial Co. Ltd.(1)	1,096	7,014
Namhae Chemical Corp.	324	1,505
Naturecell Co. Ltd.(1)	1,604	32,337
NC Corp.	1,111	213,312
Neowiz(1)	105	1,346
NEPES Corp.(1)	1,998	45,217
Netmarble Corp.	1,838	51,793
Nexen Tire Corp.	1,272	5,542
Nexon Games Co. Ltd.(1)	545	3,812
NHN Corp.(1)	286	9,672
NICE Information Service Co. Ltd.	2,655	24,642
NongShim Co. Ltd.	370	94,328
OCI Holdings Co. Ltd.	1,465	339,844
Orion Corp.	2,648	227,443
Orion Holdings Corp.	2,673	44,391
Otoki Corp.	180	39,802
Pan Ocean Co. Ltd.	30,524	111,224
Paradise Co. Ltd.	4,218	39,435
Park Systems Corp.	348	63,641

Partron Co. Ltd.	1,345	6,239
People & Technology, Inc.	1,872	57,740
PharmaResearch Co. Ltd.	636	124,477
Pharmicell Co. Ltd.	532	5,305
PI Advanced Materials Co. Ltd.	948	15,700
Pond Group Co. Ltd.	496	1,413
Poongsan Corp.	1,612	86,021
Posco DX Co. Ltd.	6,066	130,618
PSK Holdings, Inc.	473	33,559
PSK, Inc.	2,541	166,557
RFHIC Corp.(1)	146	8,713
S&S Tech Corp.	1,619	70,715
S-1 Corp.	1,897	86,048
Samchully Co. Ltd.	20	1,654
Samsung Pharmaceutical Co. Ltd.(1)	8,793	8,840
Samyang Foods Co. Ltd.	298	238,349
Sanil Electric Co. Ltd.	810	133,157
SD Biosensor, Inc.(1)	2,479	12,798
SeAH Besteel Holdings Corp.	1,969	69,667
SeAH Steel Corp.	134	12,683
SeAH Steel Holdings Corp.	122	12,425
Sebang Co. Ltd.	94	856
Sebang Global Battery Co. Ltd.	376	13,990
Seegene, Inc.	3,358	67,676
Seobu T&D(1)	788	5,564
Seojin System Co. Ltd.(1)	829	42,700
Seoul Guarantee Insurance Co.	1,152	33,372
Seoul Semiconductor Co. Ltd.(1)	2,409	20,792
Seoyon E-Hwa Co. Ltd.	419	3,762
SFA Engineering Corp.	869	15,428
SFA Semicon Co. Ltd.(1)	8,583	47,544
SGC Energy Co. Ltd.	93	3,085
SHIFT UP Corp.(1)	1,035	19,594
Shinsegae International, Inc.	499	4,633
Shinsegae, Inc.	868	297,793
Shinyoung Securities Co. Ltd.	520	59,575
SK Bioscience Co. Ltd.(1)	2,928	79,437
SK Chemicals Co. Ltd.	1,255	35,875
SK Discovery Co. Ltd.	319	10,446
SK Eternix Co. Ltd.(1)	186	4,949
SK Gas Ltd.	81	12,741
SK IE Technology Co. Ltd.(1)	2,134	27,321
SK Networks Co. Ltd.	5,655	42,359
SK oceanplant Co. Ltd.(1)	2,286	25,826
SK Securities Co. Ltd.(1)	25,593	55,330
SL Corp.	2,373	118,182
SM Entertainment Co. Ltd.	683	36,025
SNT Dynamics Co. Ltd.	1,185	33,966
SNT Motiv Co. Ltd.	851	16,896
SOLUM Co. Ltd.	4,246	56,407
Solus Advanced Materials Co. Ltd.	2,123	16,462
Soop Co. Ltd.	579	19,349
Soulbrain Co. Ltd.	308	78,371
Soulbrain Holdings Co. Ltd.	271	8,950
SPG Co. Ltd.(1)	264	20,415

ST Pharm Co. Ltd.	1,500	133,391
Studio Dragon Corp.(1)	904	15,844
Sung Kwang Bend Co. Ltd.	1,183	24,278
Sungwoo Hitech Co. Ltd.	1,936	9,492
Synopex, Inc.(1)	3,873	12,814
Taekwang Industrial Co. Ltd.	9	5,782
Taesung Co. Ltd.(1)	1,202	45,941
Taewoong Co. Ltd.(1)	884	21,561
TCC Steel(1)	105	1,065
TechWing, Inc.	1,490	49,359
TES Co. Ltd.	1,511	119,783
TK Corp.(1)	977	20,338
TKG Huchems Co. Ltd.	1,028	11,276
Tokai Carbon Korea Co. Ltd.	295	51,949
Tongyang Life Insurance Co. Ltd.(1)	2,845	13,970
TSE Co. Ltd.	61	8,097
Unid Co. Ltd.	196	9,287
Value Added Technology Co. Ltd.	236	3,010
VT Co. Ltd.(1)	1,680	14,842
Won Tech Co. Ltd.	3,017	16,056
WONIK IPS Co. Ltd.	3,996	281,595
Wonik QnC Corp.	883	19,310
Woongjin Thinkbig Co. Ltd.	428	437
W-Scope Chungju Plant Co. Ltd.(1)	417	4,418
YC Corp.(1)	1,245	13,396
YG Entertainment, Inc.	703	20,773
Youlchon Chemical Co. Ltd.	768	10,023
Youngone Corp.	2,587	136,042
Youngone Holdings Co. Ltd.	424	53,789
Yungjin Pharmaceutical Co. Ltd.(1)	848	731
		20,850,015
Taiwan — 27.8%
91APP, Inc.	2,000	3,950
Aaeon Technology, Inc.	2,000	10,800
Abico Avy Co. Ltd.	3,135	4,447
Ability Enterprise Co. Ltd.	7,838	20,745
Ability Opto-Electronics Technology Co. Ltd.	1,056	3,703
AcBel Polytech, Inc.	56,000	106,080
Acer, Inc.	141,000	157,900
ACES Electronic Co. Ltd.	9,453	23,802
Acme Electronics Corp.(1)	10,000	12,820
Acter Group Corp. Ltd.	9,000	283,511
Action Electronics Co. Ltd.	3,000	1,415
Actron Technology Corp.	5,000	31,588
ADATA Technology Co. Ltd.	38,000	494,565
Adimmune Corp.(1)	27,000	14,798
Adlink Technology, Inc.	6,000	25,318
Advanced Analog Technology, Inc.	1,000	2,270
Advanced Energy Solution Holding Co. Ltd.	3,000	109,916
Advanced International Multitech Co. Ltd.	3,000	5,083
Advanced Power Electronics Corp.	4,000	22,924
Advanced Wireless Semiconductor Co.	10,000	53,508
Advancetek Enterprise Co. Ltd.	14,000	11,463
AEWIN Technologies Co. Ltd.	1,000	1,512
AGV Products Corp.	12,000	3,725

AIC, Inc.	2,093	38,463
Alexander Marine Co. Ltd.	2,000	9,767
All Ring Tech Co. Ltd.	7,000	247,806
Allied Circuit Co. Ltd.	1,078	13,619
Allied Supreme Corp.	5,000	40,365
Allis Electric Co. Ltd.	21,199	84,495
Alltek Technology Corp.	16,000	38,351
Alltop Technology Co. Ltd.	4,000	46,694
Alpha Networks, Inc.	22,000	26,931
Altek Corp.	22,000	29,677
Ambassador Hotel	5,000	6,726
Ampak Technology, Inc.	2,000	5,360
Ampire Co. Ltd.	2,000	1,717
Ample Electronic Technology Co. Ltd.	2,000	29,397
AMPOC Far-East Co. Ltd.	5,540	28,084
AmTRAN Technology Co. Ltd.	43,380	68,003
Analog Integrations Corp.	1,000	21,322
Anderson Industrial Corp.	14,000	11,105
Anji Technology Co. Ltd.	5,000	5,379
Anpec Electronics Corp.	5,000	54,700
AP Memory Technology Corp.	5,000	187,209
Apac Opto Electronics, Inc.	3,000	22,067
Apacer Technology, Inc.	7,000	54,103
APAQ Technology Co. Ltd.	2,000	24,786
Apex Biotechnology Corp.	2,000	1,911
Apex Dynamics, Inc.	1,000	22,943
Apex International Co. Ltd.(1)	17,288	30,828
ARBOR Technology Corp.	3,000	4,789
Arcadyan Technology Corp.	11,000	65,674
Ardentec Corp.	51,000	390,439
Argosy Research, Inc.	6,000	36,219
Asia Optical Co., Inc.	18,000	88,030
Asia Polymer Corp.	40,000	16,802
Asia Tech Image, Inc.	2,000	4,963
ASIX Electronics Corp.	1,000	3,766
ASROCK, Inc.	1,000	7,704
ATE Energy International Co. Ltd.	5,178	3,943
AURAS Technology Co. Ltd.	6,000	201,992
Aurotek Corp.	2,000	8,104
AV Tech Corp.	3,000	2,614
Avalue Technology, Inc.	4,000	17,122
AVer Information, Inc.	1,000	1,217
Avermedia Technologies	10,000	15,584
Axiomtek Co. Ltd.	4,000	17,824
Azurewave Technologies, Inc.	5,000	11,039
Bafang Yunji International Co. Ltd.	4,000	22,425
Bank of Kaohsiung Co. Ltd.	53,882	20,062
Baotek Industrial Materials Ltd.	7,000	22,590
Basso Industry Corp.	4,000	4,212
BES Engineering Corp.(1)	143,935	59,806
B'in Live Co. Ltd.	1,100	2,579
Biostar Microtech International Corp.(1)	15,000	22,809
Bioteque Corp.	1,000	3,654
Bizlink Holding, Inc.	2,019	131,127
Bonny Worldwide Ltd.	1,000	4,072

Bora Pharmaceuticals Co. Ltd.	4,000	44,213
Brave C&H Supply Co. Ltd.	1,000	3,926
Brightek Optoelectronic Co. Ltd.	3,000	3,638
Brillian Network & Automation Integrated System Co. Ltd.	3,086	41,366
Brogent Technologies, Inc.	4,000	13,125
Browave Corp.	2,000	64,936
C Sun Manufacturing Ltd.(1)	3,000	58,597
Capital Futures Corp.	3,450	6,354
Capital Securities Corp.	158,000	193,413
Career Technology MFG. Co. Ltd.(1)	39,000	22,156
Castles Technology Co. Ltd.	4,050	6,391
Caswell, Inc.	2,000	5,658
Catcher Technology Co. Ltd.	52,000	337,757
CCP Contact Probes Co. Ltd.(1)	1,000	9,177
Celxpert Energy Corp.	5,000	6,024
Cenra, Inc.	1,500	1,640
Center Laboratories, Inc.	47,368	57,711
Central Reinsurance Co. Ltd.	38,000	42,476
Century Iron & Steel Industrial Co. Ltd.	8,000	26,384
ChainQui Construction Development Co. Ltd.(1)	3,000	1,181
Chaintech Technology Corp.	5,000	5,651
Chang Wah Electromaterials, Inc.	27,000	45,038
Chang Wah Technology Co. Ltd.	17,000	36,805
Channel Well Technology Co. Ltd.	16,000	29,373
Charoen Pokphand Enterprise	19,000	75,666
CHC Healthcare Group	9,000	8,068
Chen Full International Co. Ltd.	4,000	7,668
Chenbro Micom Co. Ltd.	3,000	129,216
Chenfull Precision Co. Ltd.	1,000	7,067
Cheng Fwa Industrial Co. Ltd.	1,000	594
Cheng Loong Corp.	83,000	50,211
Cheng Mei Materials Technology Corp.(1)	30,000	30,479
Cheng Shin Rubber Industry Co. Ltd.	191,000	197,338
Cheng Uei Precision Industry Co. Ltd.	18,000	22,483
Chicony Electronics Co. Ltd.	37,000	159,542
Chicony Power Technology Co. Ltd.	7,000	22,692
Chief Telecom, Inc.	2,000	22,887
Chien Kuo Construction Co. Ltd.	3,200	4,151
China Container Terminal Corp.	2,000	1,377
China Ecotek Corp.	1,000	1,576
China Electric Manufacturing Corp.	7,000	2,618
China General Plastics Corp.	44,000	17,370
China Glaze Co. Ltd.	13,000	18,028
China Man-Made Fiber Corp.(1)	121,000	25,530
China Metal Products	11,000	7,375
China Motor Corp.	13,000	22,316
China Petrochemical Development Corp.(1)	288,000	64,673
China Steel Chemical Corp.	16,000	41,950
China Wire & Cable Co. Ltd.	5,000	5,115
Chinese Maritime Transport Ltd.(1)	3,000	5,515
Ching Feng Home Fashions Co. Ltd.	5,000	3,025
Chin-Poon Industrial Co. Ltd.	25,000	51,897
ChipMOS Technologies, Inc.	45,000	160,040
Chitec Technology Co. Ltd.	2,000	10,644
Chlitina Holding Ltd.	3,000	9,856

Chong Hong Development Co. Ltd.	18,839	44,477
Chun Yuan Steel Industry Co. Ltd.(1)	47,000	34,875
Chung Hung Steel Corp.(1)	78,000	45,742
Chung Hwa Chemical Industrial Works Ltd.	4,000	11,980
Chung Hwa Pulp Corp.(1)	41,000	15,654
Chung-Hsin Electric & Machinery Manufacturing Corp.	38,000	201,202
Chunghwa Precision Test Tech Co. Ltd.	2,000	198,386
Cleanaway Co. Ltd.	83,000	71,282
Clevo Co.	29,000	40,689
CMC Magnetics Corp.	46,000	15,157
CoAsia Electronics Corp.	8,000	31,032
Complex Micro Interconnection Co. Ltd.(1)	1,000	1,245
Compucase Enterprise	6,000	17,270
Concord International Securities Co. Ltd.	22,686	30,951
Concord Securities Co. Ltd.	55,435	51,942
Continental Holdings Corp.	17,000	10,964
Contrel Technology Co. Ltd.	9,000	40,440
Coremax Corp.	10,284	35,174
Coretronic Corp.	13,000	30,010
Co-Tech Development Corp.	30,000	576,352
Creative Sensor, Inc.	2,700	4,804
Cryomax Cooling System Corp.	1,143	1,166
CSBC Corp. Taiwan(1)	21,000	11,896
CTCI Corp.	30,805	39,070
CviLux Corp.	1,700	6,056
Cyberlink Corp.	5,000	10,310
CyberPower Systems, Inc.	2,000	13,488
CyberTAN Technology, Inc.(1)	9,000	8,797
DA CIN Construction Co. Ltd.	12,000	30,685
Da-Li Development Co. Ltd.	7,987	10,827
Darfon Electronics Corp.	10,000	12,502
Darwin Precisions Corp.	6,300	2,880
Daxin Materials Corp.	5,000	64,937
De Licacy Industrial Co. Ltd.	20,880	6,797
Delpha Construction Co. Ltd.	31,000	18,523
Depo Auto Parts Ind Co. Ltd.	10,000	46,469
Desiccant Technology Corp.	3,000	21,612
Dimerco Express Corp.	3,000	7,747
DingZing Advanced Materials, Inc.	1,000	3,091
D-Link Corp.(1)	27,000	14,505
DONPON PRECISION, Inc.	1,400	2,161
Dr. Wu Skincare Co. Ltd.	1,000	3,136
Draytek Corp.	1,000	715
Drewloong Precision, Inc.	2,051	9,758
Dynamic Holding Co. Ltd.(1)	23,390	128,560
Dynapack International Technology Corp.	14,000	192,890
E&R Engineering Corp.(1)	3,000	24,435
Eastech Holding Ltd.	5,000	11,317
Eastern Media International Corp.	14,270	8,345
ECOVE Environment Corp.	2,000	18,306
Edimax Technology Co. Ltd.	6,000	2,887
Edison Opto Corp.	3,000	2,479
Edom Technology Co. Ltd.(1)	12,000	27,225
Egis Technology, Inc.(1)	1,000	3,955
Elan Microelectronics Corp.	24,000	123,711

E-Lead Electronic Co. Ltd.	8,000	15,209
Elite Advanced Laser Corp.	6,000	92,672
Elite Semiconductor Microelectronics Technology, Inc.	30,000	232,224
Elitegroup Computer Systems Co. Ltd.	11,000	7,769
Emerging Display Technologies Corp.	1,000	740
Ennoconn Corp.	7,000	80,107
Ennostar, Inc.(1)	47,000	108,649
Episil Technologies, Inc.(1)	19,000	53,474
Episil-Precision, Inc.	1,000	4,310
Eris Technology Corp.	1,000	13,056
Eson Precision Ind Co. Ltd.	8,000	32,184
Eternal Materials Co. Ltd.	99,000	255,906
Eurocharm Holdings Co. Ltd.	2,000	9,926
Ever Ohms Technology Co. Ltd.	2,000	4,789
Ever Supreme Bio Technology Co. Ltd.	7,663	32,828
Evergreen Aviation Technologies Corp.	8,000	42,539
Evergreen International Storage & Transport Corp.	15,500	23,524
EVERGREEN Steel Corp.	16,000	47,666
Everlight Chemical Industrial Corp.	39,000	60,721
Everlight Electronics Co. Ltd.	29,000	57,819
Evertop Wire Cable Corp.	5,000	3,513
Excelsior Medical Co. Ltd.	9,366	20,958
EZconn Corp.	3,105	181,386
Falcon Machine Tools Co. Ltd.(1)	2,140	1,004
Far Eastern Department Stores Ltd.	84,000	58,532
Far Eastern International Bank	277,000	104,787
Faraday Technology Corp.	16,000	104,407
Farglory F T Z Investment Holding Co. Ltd.	1,101	1,769
Farglory Land Development Co. Ltd.	24,000	55,714
Favite, Inc.	4,000	15,569
Federal Corp.(1)	11,000	6,279
Feedback Technology Corp.(1)	3,080	25,497
Feng Hsin Steel Co. Ltd.	47,000	96,366
FineMat Applied Materials Co. Ltd.(1)	1,000	1,201
FineTek Co. Ltd.	1,040	4,117
Firich Enterprises Co. Ltd.	6,000	4,606
First Copper Technology Co. Ltd.	20,000	25,083
First Hi-Tec Enterprise Co. Ltd.	4,000	48,490
First Insurance Co. Ltd.	17,000	14,629
First Steamship Co. Ltd.(1)	15,000	2,510
Fitipower Integrated Technology, Inc.	8,000	43,866
Fittech Co. Ltd.(1)	2,101	13,627
FLEXium Interconnect, Inc.(1)	25,000	50,085
Flytech Technology Co. Ltd.	10,000	43,606
FocalTech Systems Co. Ltd.	13,000	24,495
FOCI Fiber Optic Communications, Inc.(1)	1,072	26,872
Forcecon Tech Co. Ltd.	6,932	20,872
Forest Water Environment Engineering Co. Ltd.	1,032	1,653
Formosa International Hotels Corp.	6,000	33,095
Formosa Laboratories, Inc.	12,000	19,975
Formosa Optical Technology Co. Ltd.	1,000	2,998
Formosa Sumco Technology Corp.	7,000	70,088
Formosa Taffeta Co. Ltd.	57,000	28,096
Formosan Union Chemical Corp.	16,000	9,923
Founding Construction & Development Co. Ltd.	3,000	1,342

Foxconn Technology Co. Ltd.	79,000	152,996
Foxsemicon Integrated Technology, Inc.	7,000	71,266
Foxwell Power Co. Ltd.	3,000	6,184
Franbo Lines Corp.	21,000	11,845
FSP Technology, Inc.	7,000	11,208
Fu Hua Innovation Co. Ltd.	27,324	11,555
Fulgent Sun International Holding Co. Ltd.	12,236	28,766
Fulltech Fiber Glass Corp.(1)	29,316	98,327
Fusheng Precision Co. Ltd.	11,000	91,593
G Shank Enterprise Co. Ltd.	10,117	39,005
Galaxy Software Services Corp.	2,100	6,761
Gallant Micro Machining Co. Ltd.	1,000	43,080
Gallant Precision Machining Co. Ltd.	9,000	36,017
Gamania Digital Entertainment Co. Ltd.	8,000	10,410
GEM Terminal Industrial Co. Ltd.(1)	1,000	1,031
Gemtek Technology Corp.	26,000	40,943
General Interface Solution GIS Holding Ltd.(1)	13,000	31,583
Genesys Logic, Inc.	6,000	18,829
Genius Electronic Optical Co. Ltd.	7,000	134,194
GeoVision, Inc.	1,780	3,526
Getac Holdings Corp.	32,000	106,019
GFC Ltd.	2,000	7,498
Giant Manufacturing Co. Ltd.	20,000	44,170
Giantplus Technology Co. Ltd.(1)	2,000	1,117
Gigasolar Materials Corp.(1)	4,000	20,465
Gigastorage Corp.(1)	2,000	2,191
Global Brands Manufacture Ltd.	18,761	57,830
Global Mixed Mode Technology, Inc.	6,000	54,020
Global PMX Co. Ltd.	6,000	29,547
Globaltek Fabrication Co. Ltd.	5,000	11,167
Globe Union Industrial Corp.	7,000	2,168
Gloria Material Technology Corp.	47,000	53,936
GMI Technology, Inc.	5,000	8,010
Golden Long Teng Development Co. Ltd.	3,000	2,150
Goldsun Building Materials Co. Ltd.	87,000	95,970
Good Will Instrument Co. Ltd.	1,000	2,621
Gordon Auto Body Parts	9,000	9,564
Gourmet Master Co. Ltd.	4,000	7,805
Grade Upon Technology Corp.	1,000	38,845
Grand Fortune Securities Co. Ltd.	25,000	13,415
Grand Pacific Petrochemical(1)	105,381	38,217
Grand Process Technology Corp.	1,000	108,389
Grape King Bio Ltd.	5,000	16,114
Great Tree Pharmacy Co. Ltd.	6,970	15,872
Great Wall Enterprise Co. Ltd.	70,000	117,596
Greatek Electronics, Inc.	24,000	107,642
Groundhog, Inc.	1,000	3,450
Group Up Industrial Co. Ltd.	4,000	55,297
Hai Kwang Enterprise Corp.(1)	3,060	1,348
Hannstar Board Corp.	26,360	71,209
HannStar Display Corp.(1)	168,000	91,212
HannsTouch Holdings Co.(1)	24,000	9,522
Hanpin Electron Co. Ltd.	1,000	1,687
Harvatek Corp.(1)	1,000	886
HD Renewable Energy Co. Ltd.	4,595	13,029

Her Chee Industrial Co. Ltd.	15,000	13,104
Highwealth Construction Corp.	24,000	32,180
HIM International Music, Inc.	2,000	5,477
Hitron Technology, Inc.(1)	12,000	12,416
Hiwin Mikrosystem Corp.	2,000	16,911
Hiwin Technologies Corp.	19,000	234,231
Hiyes International Co. Ltd.	1,297	2,822
Ho Tung Chemical Corp.	79,000	23,910
Hocheng Corp.	5,000	3,114
Holdings-Key Electric Wire & Cable Co. Ltd.	9,000	12,054
Holiday Entertainment Co. Ltd.	1,000	1,781
Holy Stone Enterprise Co. Ltd.	8,000	160,890
Hong Ho Precision Textile Co. Ltd.	1,000	505
Hong Pu Real Estate Development Co. Ltd.	3,000	1,865
Hong TAI Electric Industrial	19,000	22,556
Horizon Securities Co. Ltd.	30,000	18,371
Hota Industrial Manufacturing Co. Ltd.(1)	18,000	30,193
Hotai Finance Co. Ltd.	14,000	26,945
Hsin Kuang Steel Co. Ltd.	22,000	27,637
Hsin-Li Chemical Industrial Corp.	5,000	7,482
HTC Corp.(1)	50,000	71,877
Hu Lane Associate, Inc.	7,202	28,135
HUA ENG Wire & Cable Co. Ltd.	32,000	35,122
Huaku Development Co. Ltd.	9,660	36,880
Huang Hsiang Construction Corp.	9,015	10,447
Hung Ching Development & Construction Co. Ltd.	3,000	3,505
Hung Sheng Construction Ltd.	9,000	4,967
Hwa Fong Rubber Industrial Co. Ltd.	5,000	2,250
Hwacom Systems, Inc.	10,000	16,879
Hwang Chang General Contractor Co. Ltd.	7,393	10,794
Ibase Technology, Inc.	3,000	5,623
IBF Financial Holdings Co. Ltd.	257,000	120,757
Ichia Technologies, Inc.	21,000	46,251
I-Chiun Precision Industry Co. Ltd.	5,202	43,517
IEI Integration Corp.	9,000	21,374
In Win Development, Inc.	4,000	10,691
Infortrend Technology, Inc.	13,000	21,166
Info-Tek Corp.	1,000	1,022
Ingentec Corp.	4,102	60,836
Innodisk Corp.	7,139	402,981
Inpaq Technology Co. Ltd.	5,000	18,898
Insyde Software Corp.	1,200	10,802
Integrated Service Technology, Inc.	5,644	30,079
International CSRC Investment Holdings Co.(1)	86,000	27,970
Iron Force Industrial Co. Ltd.	2,000	5,400
ITE Technology, Inc.	13,000	63,607
ITEQ Corp.	22,000	186,452
ITH Corp.	17,000	20,650
Jarllytec Co. Ltd.	2,050	6,178
Jean Co. Ltd.	13,076	7,772
Jetway Information Co. Ltd.	750	1,413
Jetwell Computer Co. Ltd.	1,120	6,519
Jia Wei Lifestyle, Inc.	1,050	798
Jih Lin Technology Co. Ltd.	1,000	2,852
Jiin Yeeh Ding Enterprise Co. Ltd.	4,000	15,480

Jinan Acetate Chemical Co. Ltd.	26,000	33,858
Jiu Han System Technology Co. Ltd.	3,000	37,821
Johnson Health Tech Co. Ltd.	8,000	30,457
JPC connectivity, Inc.	7,000	65,645
JPP Holding Co. Ltd.	2,000	28,546
K Laser Technology, Inc.	2,000	1,036
Kaimei Electronic Corp.	5,000	26,238
Kao Fong Machinery Co. Ltd.	4,000	6,393
Kaori Heat Treatment Co. Ltd.	6,000	206,954
Kedge Construction Co. Ltd.	1,081	3,029
KEE TAI Properties Co. Ltd.	13,180	3,919
Kenda Rubber Industrial Co. Ltd.	16,000	8,552
Kerry TJ Logistics Co. Ltd.	5,000	4,638
Key Ware Electronics Co. Ltd.	3,000	6,258
Keystone Microtech Corp.	1,000	52,146
KHGEARS International Ltd.	2,000	14,159
Kindom Development Co. Ltd.	40,200	38,302
King Polytechnic Engineering Co. Ltd.	1,050	1,568
King's Town Construction Co. Ltd.(1)	4,000	4,403
Kinik Co.	12,000	272,301
Kinko Optical Co. Ltd.(1)	8,000	20,688
Kinpo Electronics	67,000	82,594
Kinsus Interconnect Technology Corp.	17,838	408,602
KMC Kuei Meng International, Inc.	2,000	5,323
KNH Enterprise Co. Ltd.	3,000	1,350
Ko Ja Cayman Co. Ltd.	1,000	1,571
KS Terminals, Inc.(1)	5,000	9,933
Kuang Hong Arts Management, Inc.(1)	2,000	6,110
Kung Long Batteries Industrial Co. Ltd.	3,000	12,023
Kung Sing Engineering Corp.(1)	6,000	1,980
Kuo Toong International Co. Ltd.	17,000	28,390
Kuo Yang Construction Co. Ltd.(1)	5,000	2,777
KYE Systems Corp.	5,000	6,175
L&K Engineering Co. Ltd.	12,148	301,747
Lai Yih Footwear Co. Ltd.	3,000	16,026
Lanner Electronics, Inc.	6,000	16,630
Laser Tek Taiwan Co. Ltd.	5,000	17,593
Leadtek Research, Inc.(1)	2,000	5,247
Leadtrend Technology Corp.	5,000	9,801
Lealea Enterprise Co. Ltd.(1)	6,000	1,196
Lelon Electronics Corp.	7,000	81,619
Lemtech Holdings Co. Ltd.	1,050	3,832
Li Peng Enterprise Co. Ltd.(1)	14,000	2,775
Lian HWA Food Corp.	10,000	27,300
Lida Holdings Ltd.	1,000	637
Lien Hwa Industrial Holdings Corp.	91,000	115,736
Life Travel & Tourist Service Co. Ltd.	2,000	6,532
Lingsen Precision Industries Ltd.	31,000	39,622
Lintes Technology Co. Ltd.	1,035	14,293
Lion Travel Service Co. Ltd.	7,000	37,364
Liton Technology Corp.	8,000	26,005
Long Bon International Co. Ltd.(1)	9,000	3,721
Long Da Construction & Development Corp.	3,000	3,083
Longchen Paper & Packaging Co. Ltd.(1)	76,000	21,657
Longwell Co.	15,000	164,624

Loop Telecommunication International, Inc.	1,000	2,370
Lotus Pharmaceutical Co. Ltd.	15,000	92,985
Loyalty Founder Enterprise Co. Ltd.	4,000	3,326
Lumax International Corp. Ltd.	4,000	16,393
Lung Yen Life Service Corp.(1)	10,000	14,827
Lungteh Shipbuilding Co. Ltd.	2,000	8,188
Luxe Green Energy Technology Co. Ltd.	8,000	5,662
LuxNet Corp.	7,051	137,808
M3 Technology, Inc.	1,000	3,483
Macauto Industrial Co. Ltd.	1,000	1,684
Machvision, Inc.	1,100	28,896
Macnica Galaxy, Inc.	1,000	4,241
Macroblock, Inc.	1,000	1,821
Macronix International Co. Ltd.(1)	216,000	1,134,108
Makalot Industrial Co. Ltd.	17,000	117,233
Man Zai Industrial Co. Ltd.	1,050	1,386
Marketech International Corp.	5,000	80,640
Materials Analysis Technology, Inc.	2,044	21,295
Mayer Steel Pipe Corp.	8,200	5,532
Mechema Chemicals International Corp.	1,000	2,950
Mega Union Technology, Inc.	5,000	150,585
Mercuries & Associates Holding Ltd.(1)	27,000	11,812
Mercuries Data Systems Ltd.	2,000	1,315
Mercuries Life Insurance Co. Ltd.(1)	336,688	80,770
Merida Industry Co. Ltd.	10,000	21,297
Merry Electronics Co. Ltd.	16,120	47,125
Microbio Co. Ltd.(1)	22,000	10,077
Micro-Star International Co. Ltd.	7,000	29,210
Microtek International(1)	1,000	757
Mildef Crete, Inc.	3,000	11,658
MIN AIK Technology Co. Ltd.	4,000	3,749
Mirle Automation Corp.	9,000	52,694
Mitac Holdings Corp.	90,000	253,582
momo.com, Inc.	3,000	22,029
MOSA Industrial Corp.(1)	7,776	3,837
Mosel Vitelic, Inc.	10,000	13,525
Motech Industries, Inc.	30,000	28,726
MPI Corp.	3,000	562,014
MSSCORPS Co. Ltd.	1,000	21,420
My Humble House Hospitality Management Consulting	1,000	1,118
Myson Century, Inc.	11,000	22,045
Nak Sealing Technologies Corp.	1,000	3,807
Namchow Holdings Co. Ltd.	10,000	9,975
Nan Pao Resins Chemical Co. Ltd.	2,000	22,848
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	5,000	1,255
Nang Kuang Pharmaceutical Co. Ltd.	1,000	1,049
Nantex Industry Co. Ltd.	26,000	22,372
National Aerospace Fasteners Corp.	1,106	4,343
Neousys Technology, Inc.	1,049	6,630
Netronix, Inc.	1,000	3,175
Newmax Technology Co. Ltd.(1)	1,000	831
Nexcom International Co. Ltd.	2,000	4,566
Nichidenbo Corp.	5,000	36,264
Nidec Chaun-Choung Technology Corp.	1,000	4,306
Nien Made Enterprise Co. Ltd.	1,000	10,109

Niko Semiconductor Co. Ltd.	1,266	3,363
Nova Technology Corp.	2,000	16,848
Nuvoton Technology Corp.	12,000	72,468
O-Bank Co. Ltd.	97,000	30,683
Ocean Plastics Co. Ltd.	9,000	8,301
OK Biotech Co. Ltd.	1,000	472
Optimax Technology Corp.	13,000	11,538
Orient Semiconductor Electronics Ltd.	36,000	69,366
Oriental Union Chemical Corp.(1)	50,000	22,039
O-TA Precision Industry Co. Ltd.	1,000	2,062
Otsuka Information Technology Corp.	1,000	5,510
Pacific Construction Co.	7,000	1,932
Pan Asia Chemical Corp.	17,000	8,814
Pan German Universal Motors Ltd.	1,000	7,120
Pan Jit International, Inc.	27,000	138,564
Pan-International Industrial Corp.	25,000	44,117
Parade Technologies Ltd.	5,000	131,967
Parpro Corp.	6,000	21,397
Patec Precision Industry Co. Ltd.	1,140	4,964
PCL Technologies, Inc.	1,000	6,659
P-Duke Technology Co. Ltd.(1)	1,000	3,994
Pegavision Corp.	4,000	40,897
PharmaEngine, Inc.	10,000	17,093
Phihong Technology Co. Ltd.(1)	28,000	23,164
Phoenix Silicon International Corp.	14,000	144,934
Phoenix Tours International, Inc.	1,155	1,866
Pixart Imaging, Inc.	11,000	79,525
Planet Technology Corp.	1,000	5,686
Podak Co. Ltd.	1,050	2,562
Polytronics Technology Corp.	3,000	8,986
Posiflex Technology, Inc.	4,000	31,230
Pou Chen Corp.	248,000	201,346
Poya International Co. Ltd.	4,000	73,621
President Securities Corp.	105,700	159,632
Primax Electronics Ltd.	42,000	98,888
Prince Housing & Development Corp.	24,000	5,882
Progate Group Corp.	1,000	6,698
Promate Electronic Co. Ltd.	16,799	26,885
Prosperity Dielectrics Co. Ltd.	2,000	14,968
QST International Corp.	1,207	1,594
Qualipoly Chemical Corp.	7,000	63,506
Quang Viet Enterprise Co. Ltd.	2,146	4,171
Quaser Machine Tools, Inc.	1,000	1,546
Quintain Steel Co. Ltd.(1)	6,000	1,718
Radiant Opto-Electronics Corp.	11,000	37,236
Radium Life Tech Co. Ltd.	60,000	18,872
Rafael Microelectronics, Inc.	2,000	14,354
Raydium Semiconductor Corp.	5,000	44,504
Rechi Precision Co. Ltd.	17,000	12,874
Rexon Industrial Corp. Ltd.	3,000	2,082
Rich Development Co. Ltd.	17,510	3,920
Richmond International Travel & Tours Co. Ltd.	2,600	5,626
RiTdisplay Corp.	2,020	2,639
Ritek Corp.(1)	61,000	27,131
Ruentex Development Co. Ltd.	137,000	101,749

Ruentex Engineering & Construction Co.	1,680	8,910
Ruentex Industries Ltd.	51,000	71,662
Sakura Development Co. Ltd.	22,000	25,760
Sampo Corp.	8,000	5,976
San Fang Chemical Industry Co. Ltd.	17,000	16,858
San Far Property Ltd.	7,000	3,687
San Fu Chemical Co. Ltd.	3,000	14,186
Sanyang Motor Co. Ltd.	45,000	86,961
Savior Lifetec Corp.	26,000	16,328
Scientech Corp.	4,000	109,187
ScinoPharm Taiwan Ltd.	30,000	18,926
SDI Corp.	9,000	59,163
Sea Sonic Electronics Co. Ltd.	1,000	2,251
Senao Networks, Inc.	2,000	9,149
Sensortek Technology Corp.	1,000	5,667
Sercomm Corp.	20,000	54,963
Sesoda Corp.	21,000	25,552
Sheng Yu Steel Co. Ltd.	2,000	1,299
ShenMao Technology, Inc.	2,000	10,015
Shieh Yih Machinery Industry Co. Ltd.	3,000	3,072
Shih Her Technologies, Inc.	2,146	15,265
Shih Wei Navigation Co. Ltd.(1)	4,000	1,832
Shihlin Electric & Engineering Corp.	26,000	180,886
Shin Ruenn Development Co. Ltd.	7,910	9,995
Shin Zu Shing Co. Ltd.	17,159	110,369
Shining Building Business Co. Ltd.(1)	9,000	2,196
Shinkong Insurance Co. Ltd.	17,000	78,877
Shinkong Synthetic Fibers Corp.	97,000	70,353
Shiny Chemical Industrial Co. Ltd.	11,200	66,308
ShunSin Technology Holding Ltd.	1,000	18,013
Shuttle, Inc.	22,000	12,327
Sigurd Microelectronics Corp.	65,000	468,984
Silicon Integrated Systems Corp.	25,000	52,934
Silicon Optronics, Inc.(1)	1,000	2,132
Simplo Technology Co. Ltd.	14,000	175,463
Sinbon Electronics Co. Ltd.	13,000	130,157
Sincere Navigation Corp.	20,000	19,307
Singatron Enterprise Co. Ltd.	2,000	2,255
Sinmag Equipment Corp.	1,000	3,875
Sino-American Silicon Products, Inc.	45,000	244,472
Sinon Corp.	38,000	47,146
Sinphar Pharmaceutical Co. Ltd.	3,402	3,331
Sinyi Realty, Inc.	5,000	2,975
Sitronix Technology Corp.	10,000	97,414
Siward Crystal Technology Co. Ltd.	2,000	3,447
Sixxon Tech Co. Ltd.	2,000	11,529
Skardin Industrial Corp.(1)	2,000	2,098
Soft-World International Corp.(1)	1,000	3,157
Solar Applied Materials Technology Corp.	44,000	222,106
Solomon Technology Corp.	1,000	4,539
Solteam, Inc.	1,000	1,393
Speed Tech Corp.	8,807	8,330
Spirox Corp.	1,000	3,423
Sporton International, Inc.	6,000	44,503
Sports Gear Co. Ltd.	5,000	13,449

St. Shine Optical Co. Ltd.	3,000	8,991
Standard Chemical & Pharmaceutical Co. Ltd.	2,000	3,937
Standard Foods Corp.	27,000	24,064
Stark Technology, Inc.	9,000	42,636
Starlux Airlines Co. Ltd.(1)	98,000	63,965
S-Tech Corp.	13,000	8,221
STL Technology Co. Ltd.	4,000	29,067
Sumeeko Industries Co. Ltd.	1,000	1,856
Sun Yad Construction Co. Ltd.(1)	25,000	8,035
Sunfun Info Co. Ltd.	9,000	6,370
Sunko INK Co. Ltd.(1)	15,000	13,470
SunMax Biotechnology Co. Ltd.	2,000	24,261
Sunonwealth Electric Machine Industry Co. Ltd.	31,114	157,127
Sunplus Innovation Technology, Inc.	1,026	5,953
Sunplus Technology Co. Ltd.(1)	24,000	22,875
Sunrex Technology Corp.	6,000	7,863
Sunspring Metal Corp.	3,000	1,789
Sunty Development Co. Ltd.	5,000	2,051
Superalloy Industrial Co. Ltd.	22,000	46,815
Supreme Electronics Co. Ltd.	38,000	106,778
Swancor Holding Co. Ltd.	6,000	23,768
Symtek Automation Asia Co. Ltd.	1,000	5,565
Syncmold Enterprise Corp.	7,000	26,503
Synmosa Biopharma Corp.	37,096	35,670
Syscom Computer Engineering Co.	3,000	5,834
Sysgration	11,000	24,068
Systex Corp.	15,000	62,340
T3EX Global Holdings Corp.	4,000	8,647
TA Chen Stainless Pipe	171,000	226,944
Ta Liang Technology Co. Ltd.	1,000	25,185
Ta Ya Electric Wire & Cable	64,630	80,579
TA-I Technology Co. Ltd.	3,000	13,104
Tai Tung Communication Co. Ltd.	3,000	1,724
Taichung Commercial Bank Co. Ltd.	113,000	66,525
TaiDoc Technology Corp.	6,000	23,454
Taiflex Scientific Co. Ltd.	14,137	72,585
Taimide Tech, Inc.	11,000	37,082
Tainan Enterprises Co. Ltd.	3,000	2,017
Tainan Spinning Co. Ltd.	62,000	24,819
TaiSol Electronics Co. Ltd.	2,000	4,672
Taisun Enterprise Co. Ltd.	4,000	2,391
Taita Chemical Co. Ltd.	30,000	15,165
TAI-TECH Advanced Electronics Co. Ltd.(1)	2,000	18,140
Taiwan Acceptance Corp.	21,000	48,914
Taiwan Cogeneration Corp.	45,505	96,636
Taiwan Fertilizer Co. Ltd.	47,000	69,882
Taiwan Fire & Marine Insurance Co. Ltd.	8,400	14,189
Taiwan FU Hsing Industrial Co. Ltd.	4,000	5,421
Taiwan Hon Chuan Enterprise Co. Ltd.	29,222	115,182
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	18,449	29,313
Taiwan Line Tek Electronic	1,000	666
Taiwan Mask Corp.(1)	8,010	14,726
Taiwan Navigation Co. Ltd.	15,000	13,857
Taiwan Paiho Ltd.	21,000	28,748
Taiwan PCB Techvest Co. Ltd.	15,000	18,573

Taiwan Sakura Corp.	14,000	36,638
Taiwan Secom Co. Ltd.	13,000	47,347
Taiwan Semiconductor Co. Ltd.	17,000	62,190
Taiwan Speciality Chemicals Corp.	8,000	76,330
Taiwan Styrene Monomer(1)	50,000	12,847
Taiwan Surface Mounting Technology Corp.	22,000	153,876
Taiwan Takisawa Technology Co. Ltd.	1,000	1,465
Taiwan TEA Corp.(1)	29,000	9,992
Taiwan Union Technology Corp.	12,000	633,181
Taiwan-Asia Semiconductor Corp.(1)	26,000	31,576
Tatung Co. Ltd.	125,000	119,038
Tatung System Technologies, Inc.	2,260	4,423
TBI Motion Technology Co. Ltd.(1)	8,000	17,500
TCI Co. Ltd.	10,000	38,070
Te Chang Construction Co. Ltd.	2,000	4,571
Team Group, Inc.	7,000	60,834
Test Research, Inc.	12,000	153,405
Thinking Electronic Industrial Co. Ltd.	3,000	27,769
Thintech Materials Technology Co. Ltd.	2,000	5,599
Thye Ming Industrial Co. Ltd.	5,737	12,453
Tigerair Taiwan Co. Ltd.	5,000	9,037
Ton Yi Industrial Corp.	75,000	38,144
Tong Hsing Electronic Industries Ltd.	13,000	102,005
Tong Yang Industry Co. Ltd.	24,000	72,807
Tong-Tai Machine & Tool Co. Ltd.(1)	12,000	14,820
Top Bright Holding Co. Ltd.	2,000	20,394
Topco Scientific Co. Ltd.	13,000	186,585
Topkey Corp.	5,000	25,599
Topoint Technology Co. Ltd.	9,142	129,752
TPK Holding Co. Ltd.	27,000	74,212
Transcend Information, Inc.	5,000	53,424
Trigold Holdings Ltd.	3,000	8,476
Trusval Technology Co. Ltd.	2,050	18,729
Tsang Yow Industrial Co. Ltd.	1,000	1,436
TSEC Corp.(1)	37,000	47,759
TSRC Corp.	59,000	35,955
TTY Biopharm Co. Ltd.	21,000	49,225
Tung Ho Steel Enterprise Corp.	51,000	109,899
Tung Thih Electronic Co. Ltd.	6,144	10,852
Twinhead International Corp.(1)	1,300	2,817
TXC Corp.	25,000	170,475
TYC Brother Industrial Co. Ltd.	13,000	14,330
Tyntek Corp.(2)	14,000	35,937
TZE Shin International Co. Ltd.	3,000	1,245
U-BEST Innovative Technology Co. Ltd.	13,000	5,556
Ubright Optronics Corp.	1,000	2,451
UDE Corp.	6,000	26,234
Ultra Chip, Inc.	2,000	5,124
U-Ming Marine Transport Corp.	34,000	74,916
Unic Technology Corp.	10,000	11,107
Union Bank of Taiwan	103,000	67,255
Union Insurance Co. Ltd.	1,000	1,042
Unitech Electronics Co. Ltd.	1,000	1,119
Unitech Printed Circuit Board Corp.	38,956	84,069
United Alloy-Tech Co.	10,903	29,317

United Fiber Optical Communication, Inc.(1)	4,000	5,697
United Orthopedic Corp.	6,000	17,209
United Renewable Energy Co. Ltd.(1)	61,000	35,567
Univacco Technology, Inc.	4,000	6,289
Universal Cement Corp.	12,220	10,694
Universal Microwave Technology, Inc.	7,000	486,005
Universal Vision Biotechnology Co. Ltd.	4,000	17,554
UPC Technology Corp.(1)	75,000	25,679
UPI Semiconductor Corp.	5,000	39,153
Userjoy Technology Co. Ltd.	3,300	8,621
USI Corp.	84,000	32,875
Usun Technology Co. Ltd.(1)	2,000	9,551
Utechzone Co. Ltd.	2,000	15,286
UVAT Technology Co. Ltd.	1,000	3,311
Ventec International Group Co. Ltd.	3,000	21,165
VIA Labs, Inc.	1,000	3,182
Via Technologies, Inc.	11,000	26,825
Viking Tech Corp.	2,000	6,948
Visco Vision, Inc.	4,000	24,642
VisEra Technologies Co. Ltd.	1,000	16,589
Visual Photonics Epitaxy Co. Ltd.	14,000	187,311
Vizionfocus, Inc.	4,000	25,155
Voltronic Power Technology Corp.	3,000	67,444
VSO Electronics Co. Ltd.	2,000	8,962
Wafer Works Corp.(1)	46,255	144,651
Waffer Technology Corp.	11,000	15,756
Wah Hong Industrial Corp.	1,000	2,030
Wah Lee Industrial Corp.	15,000	65,858
Walsin Technology Corp.	25,000	309,571
Walton Advanced Engineering, Inc.	5,000	10,209
Waste Recovery Technology, Inc.	1,000	12,419
We & Win Development Co. Ltd.(1)	3,000	905
We&Win Diversification Co. Ltd.	1,000	455
Weikeng Industrial Co. Ltd.	22,000	35,175
Well Shin Technology Co. Ltd.	3,000	3,822
Welldone Co.	6,000	9,858
Weltrend Semiconductor	5,000	12,218
Wholetech System Hitech Ltd.	7,000	32,528
Win Semiconductors Corp.	36,000	599,269
Winmate, Inc.	3,000	17,506
Winstek Semiconductor Co. Ltd.	2,000	12,080
WinWay Technology Co. Ltd.	1,000	273,471
Wisdom Marine Lines Co. Ltd.	33,000	79,381
Wiselink Co. Ltd.	24,568	78,546
WITS Corp.	2,000	7,800
WNC Corp.	21,000	211,495
Wonderful Hi-Tech Co. Ltd.	12,000	35,037
Wowprime Corp.	7,000	51,996
WUS Printed Circuit Co. Ltd.	13,000	69,705
WW Holding, Inc.	1,000	1,280
XinTec, Inc.	13,000	105,965
Xxentria Technology Materials Corp.	4,180	5,542
Yankey Engineering Co. Ltd.	6,380	131,694
YC INOX Co. Ltd.	41,000	26,330
YCC Parts Manufacturing Co. Ltd.	1,000	1,451

Yea Shin International Development Co. Ltd.	2,150	1,801
Yem Chio Co. Ltd.	26,520	11,882
Yen Sun Technology Corp.	4,000	6,257
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,135	201
YFC-Boneagle Electric Co. Ltd.	1,000	1,067
YFY, Inc.	31,000	23,880
Yi Jinn Industrial Co. Ltd.	2,100	939
Yieh Phui Enterprise Co. Ltd.(1)	56,320	24,556
Young Fast Optoelectronics Co. Ltd.	4,000	7,239
Youngtek Electronics Corp.	3,000	11,703
Yuan High-Tech Development Co. Ltd.	1,000	5,706
Yuanta Futures Co. Ltd.	3,248	10,260
Yulon Motor Co. Ltd.	50,000	43,787
Yungshin Construction & Development Co. Ltd.	2,000	2,931
YungShin Global Holding Corp.	17,000	30,310
Zenitron Corp.	17,000	43,870
Zero One Technology Co. Ltd.	9,000	27,645
Zig Sheng Industrial Co. Ltd.	7,000	1,921
ZillTek Technology Corp.	1,000	9,982
Zinwell Corp.(1)	29,000	68,616
Zippy Technology Corp.	5,000	10,230
Zyxel Group Corp.	14,000	20,550
		33,657,969
Thailand — 1.6%
AAPICO Hitech PCL, NVDR	19,700	8,585
AEON Thana Sinsap Thailand PCL, NVDR	11,500	33,492
Amata Corp. PCL, NVDR	104,400	78,568
AP Thailand PCL, NVDR	300,800	67,451
Asia Aviation PCL, NVDR(1)	734,200	24,532
Asian Sea Corp. PCL, NVDR	34,300	7,325
Bangchak Corp. PCL, NVDR	14,338	14,653
Bangkok Airways PCL, NVDR	11,600	5,542
BEC World PCL, NVDR	72,400	4,225
Carabao Group PCL, NVDR	19,900	24,581
CH Karnchang PCL, NVDR	148,300	81,799
Chularat Hospital PCL, NVDR	758,800	33,559
CK Power PCL, NVDR	209,700	14,801
Dhipaya Group Holdings PCL, NVDR	32,500	21,356
Energy Absolute PCL, NVDR(1)	660,300	68,923
Erawan Group PCL, NVDR	320,900	28,081
Forth Corp. PCL, NVDR	27,100	12,949
GFPT PCL, NVDR	57,700	15,161
Gunkul Engineering PCL, NVDR	547,200	66,870
Hana Microelectronics PCL, NVDR	84,100	95,732
Ichitan Group PCL, NVDR	93,300	36,911
IRPC PCL, NVDR	1,438,200	80,297
Jasmine International PCL, NVDR(1)	218,511	7,385
Jaymart Group Holdings PCL, NVDR	73,800	20,488
KCE Electronics PCL, NVDR	115,300	132,207
Major Cineplex Group PCL, NVDR	67,500	13,976
MC Group PCL, NVDR	30,000	10,333
MK Restaurants Group PCL, NVDR	38,700	24,359
Mono Next PCL, NVDR(1)	216,500	4,861
Nex Point Parts PCL, NVDR(1)	144,800	4,797
Origin Property PCL, NVDR	55,200	2,903

Osotspa PCL, NVDR	96,100	45,119
Plan B Media PCL, NVDR	216,400	27,756
Precious Shipping PCL, NVDR	106,200	24,969
Prima Marine PCL, NVDR	36,200	9,682
PTG Energy PCL, NVDR	129,800	29,044
Quality Houses PCL, NVDR	1,451,100	60,167
R&B Food Supply PCL, NVDR	65,100	8,525
Regional Container Lines PCL, NVDR	52,000	50,323
Rojana Industrial Park PCL, NVDR	116,200	18,719
Sabina PCL, NVDR	19,700	9,238
Samart Corp. PCL, NVDR	118,400	19,963
Sansiri PCL, NVDR	1,107,300	48,719
Sappe PCL, NVDR	17,400	15,871
SC Asset Corp. PCL, NVDR	176,100	9,900
Singer Thailand PCL, NVDR(1)	39,300	8,552
SiS Distribution Thailand PCL, NVDR	9,900	6,510
Sri Trang Agro-Industry PCL, NVDR	164,500	96,995
Star Petroleum Refining PCL, NVDR	263,900	59,998
Stecon Group PCL, NVDR	222,500	106,891
Susco PCL, NVDR	104,500	6,678
Taokaenoi Food & Marketing PCL, Class R, NVDR	38,200	4,831
Thaicom PCL, NVDR(1)	38,600	13,612
Thaifoods Group PCL, NVDR	152,500	45,551
Thoresen Thai Agencies PCL, NVDR	192,500	31,647
Tipco Asphalt PCL, NVDR	65,700	27,853
TOA Paint Thailand PCL, NVDR	70,900	26,620
VGI PCL, NVDR	78,416	2,284
Xspring Capital PCL, NVDR(1)	1,172,000	16,919
		1,879,638
Turkey — 2.1%
A1 Capital Yatirim Menkul Degerler AS(1)	25,604	5,443
Adel Kalemcilik Ticaret ve Sanayi AS	102	72
Adese Gayrimenkul Yatirim AS(1)	484,145	10,915
Afyon Cimento Sanayi TAS	13,671	3,762
Agesa Hayat ve Emeklilik AS	3,362	16,780
Akcansa Cimento AS(1)	4,897	24,115
Akenerji Elektrik Uretim AS(1)	13,849	3,680
Akfen Yenilenebilir Enerji AS(1)	44,032	20,281
Aksigorta AS(1)	46,837	7,315
Albaraka Turk Katilim Bankasi AS	167,795	28,697
Alcatel-Lucent Teletas Telekomunikasyon AS(1)	192	542
Alkim Alkali Kimya AS(1)	9,849	3,778
Alkim Kagit Sanayi ve Ticaret AS(1)	1,204	273
Anadolu Hayat Emeklilik AS	9,674	21,244
Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE TicaretAS(1)	390	94
ARD Grup Bilisim Teknolojileri AS	7,270	9,382
Atp Yazilim ve Teknoloji AS	2,528	12,019
Aygaz AS	5,741	29,603
Bagfas Bandirma Gubre Fabrikalari AS(1)	9,057	5,375
Baticim Bati Anadolu Cimento Sanayii AS(1)	369,163	48,805
BatiSoke Soke Cimento Sanayii TAS(1)	71,727	60,004
Bera Holding AS(1)	94,754	34,589
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(1)	22,348	7,074
Biotrend Cevre VE Enerji Yatirimlari AS(1)	21,888	8,165
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS(1)	1,935	793

Bogazici Beton Sanayi Ve Ticaret AS	10,065	4,079
Borlease Otomotiv AS(1)	1,881	241
Bursa Cimento Fabrikasi AS	92,905	12,070
Buyuk Sefler Gida Turizm Tekstil Danismanlik Organizasyon Egitim Sanayi VE Ticar	22,680	3,128
Cemas Dokum Sanayi AS(1)	58,528	6,132
Cemtas Celik Makina Sanayi Ve Ticaret AS(1)	9,443	2,135
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(1)	33	1,142
Dardanel Onentas Gida Sanayi AS(1)	7,484	379
DMR Unlu Mamuller Uretim Gida Toptan Perakende Ihracat AS(1)	52,848	11,548
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(1)	37,065	7,421
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	804	276
Ebebek Magazacilik AS	5,250	9,215
EGE Endustri VE Ticaret AS(1)	137	16,622
EGE Gubre Sanayii AS	5,871	13,166
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	15,974	30,620
Eksun Gida Tarim Sanayi Ve Ticaret AS(1)	4,155	711
Elite Naturel Organik Gida Sanayi VE Ticaret AS	1,497	1,289
Enerya Enerji AS	20,220	3,881
Erbosan Erciyas Boru Sanayii ve Ticaret AS	450	1,851
Escar Turizm Tasimacilik Ticaret AS	10,660	10,930
Esenboga Elektrik Uretim AS(1)	88,500	7,684
Europap Tezol Kagit Sanayi VE Ticaret AS	17,962	7,668
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	159,361	16,416
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS(1)	12,820	20,919
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS(1)	930,409	20,872
Garanti Faktoring AS(1)	4,956	3,238
Gedik Yatirim Menkul Degerler AS	5,511	736
Gelecek Varlik Yonetimi AS	1,515	1,929
Gentas Genel Metal Sanayi ve Ticaret AS	55,025	8,518
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(1)	22,978	37,797
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	23,079	12,268
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	1,237	9,148
Goodyear Lastikleri TAS(1)	2,322	821
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	16,672	6,931
GSD Holding AS(1)	20,260	2,367
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	2,989	20,564
Hareket Proje Tasimaciligi Ve Yuk Muhendisligi AS(1)	3,330	6,287
HAT-San Gemi Insaa Bakim Onarim Deniz Nakliyat Sanayi VE Ticaret AS(1)	4,901	6,144
Hektas Ticaret TAS(1)	289,684	24,922
Hitit Bilgisayar Hizmetleri AS(1)	11,718	10,201
Ihlas Holding AS(1)	114,378	4,965
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS(1)	28,935	7,124
Is Finansal Kiralama AS(1)	32,593	13,991
Isik Plastik Sanayi Ve Dis Ticaret Pazarlama AS	67,844	18,917
Isiklar Enerji ve Yapi Holding AS(1)	68,423	169,793
Izmir Demir Celik Sanayi AS(1)	16,867	2,760
Jantsa Jant Sanayi Ve Ticaret AS(1)	8,748	3,262
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	13,254	8,932
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	19,723	5,468
Katilimevim Tasarruf Finansman AS	158,121	431,047
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(1)	265,195	15,662
Kervan Gida Sanayi Ve Ticaret AS(1)	134,267	9,162
KOC Metalurji AS(1)	117,543	6,703
Kocaer Celik Sanayi Ve Ticaret AS	30,914	8,657
Konya Cimento Sanayii AS(1)	50	4,129

Konya Kagit Sanayi VE Ticaret AS(1)	3,870	1,227
Kordsa Teknik Tekstil AS(1)	3,046	5,605
Kutahya Seker Fabrikasi AS	247	614
LDR Turizm AS	17,280	42,659
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS	30,545	5,542
Logo Yazilim Sanayi Ve Ticaret AS	10,085	34,277
Lydia Holding AS(1)	11,120	48,307
Margun Enerji Uretim Sanayi VE Ticaret AS(1)	60,258	79,575
Marmara Holding AS(1)	102,511	5,260
Marmaris Altinyunus Turistik Tesisler AS(1)	168	4,902
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	58,676	52,300
Meditera Tibbi Malzeme Sanayi VE Ticaret AS	1,501	979
Menderes Tekstil Sanayi ve Ticaret AS(1)	2,003	498
MIA Teknoloji AS(1)	30,449	33,280
Naturel Yenilenebilir Enerji Ticaret AS	33,582	5,098
Naturelgaz Sanayi ve Ticaret AS	9,723	2,670
NET Holding AS(1)	46,477	38,039
Nuh Cimento Sanayi AS	6,610	32,095
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	157,580	25,324
Odine Solutions Teknoloji Ticaret VE Sanayi AS(1)	4,582	125,600
Orge Enerji Elektrik Taahhut AS(1)	6,932	15,310
Osmanli Yatirim Menkul Degerler AS	2,330	379
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	334	344
Parsan Makina Parcalari Sanayii AS(1)	1,425	2,579
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	9,883	3,414
Pinar Entegre Et ve Un Sanayi AS	1,504	430
Pinar SUT Mamulleri Sanayii AS(1)	5,476	1,655
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	5,034	2,583
Polisan Holding AS	37,488	16,072
Qua Granite Hayal(1)	149,683	12,228
Ral Yatirim Holding AS(1)	3,141	17,027
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	154,435	74,087
Sanko Pazarlama Ithalat Ihracat AS(1)	335	162
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	4,197	2,623
Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS(1)	3,480	4,161
Sekerbank Turk AS	194,819	55,173
Sok Marketler Ticaret AS(1)	33,455	34,483
SUN Tekstil Sanayi Ve Ticaret AS	12,422	9,036
Suwen Tekstil Sanayi Pazarlama AS	40,623	6,698
Tatlipinar Enerji Uretim AS(1)	19,336	5,974
Tekfen Holding AS	17,609	53,346
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS(1)	376,045	8,346
Trust Anadolu Metal Madencilik Isletmeleri AS(1)	21,586	50,308
Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	9,573	17,258
Tukas Gida Sanayi ve Ticaret AS(1)	256,069	13,134
Tumosan Motor ve Traktor Sanayi AS(1)	4,425	9,350
Turcas Holding AS	17,803	17,713
Tureks Turizm Tasimacilik AS(1)	20,357	3,621
Turk Prysmian Kablo ve Sistemleri AS(1)	263	227
Turkiye Sinai Kalkinma Bankasi AS	110,478	26,346
Ulusoy Un Sanayi ve Ticaret AS(1)	34,938	6,861
Usak Seramik Sanayii AS(1)	247,362	8,479
Vakif Finansal Kiralama AS(1)	149,866	5,464
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	9,638	15,426
Vestel Beyaz Esya Sanayi ve Ticaret AS	21,452	3,128

Vestel Elektronik Sanayi ve Ticaret AS(1)	12,168	6,895
Yaprak Sut ve Besi Ciftlikleri San. Ve Tic. AS	9,051	2,543
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS(1)	2,962	2,623
YEO Teknoloji Enerji VE Endustri AS(1)	22,016	52,143
Yunsa Yunlu Sanayi VE Ticare AS	7,264	1,608
Zorlu Enerji Elektrik Uretim AS(1)	226,547	15,137
		2,563,863
United Arab Emirates — 1.3%
Abu Dhabi National Hotels	856,788	91,646
Ajman Bank PJSC	194,066	75,268
Amanat Holdings PJSC	50,012	17,200
Amlak Finance PJSC	107,839	39,582
Dana Gas PJSC	1,606,952	405,292
Deyaar Development PJSC	227,766	51,023
Dubai Taxi Co. PJSC	108,367	62,062
Eshraq Investments PJSC(1)	200,000	25,160
Gulf Navigation Holding PJSC(1)	76,117	59,876
Gulf Pharmaceutical Industries PSC(1)	57,049	16,900
Lulu Retail Holdings PLC	675,288	183,259
Manazel PJSC(1)	267,729	20,409
National Central Cooling Co. PJSC	68,905	50,508
RAK Properties PJSC(1)	396,818	107,215
Sharjah Islamic Bank	183,522	142,425
Space42 PLC(1)	198,174	95,930
Union Properties PJSC	703,020	135,613
		1,579,368
United States — 0.1%
Canadian Solar, Inc.(1)(2)	3,494	66,351
TOTAL COMMON STOCKS (Cost $103,870,752)		120,962,779
WARRANTS — 0.0%
Malaysia — 0.0%
AirAsia X Bhd.(1)	2,750	388
Berjaya Corp. Bhd.(1)	95,337	962
Berjaya Food Bhd.(1)	9,342	94
Dagang NeXchange Bhd.(1)	44,400	2,296
Globetronics Technology Bhd.(1)	13,750	503
NEXG Bhd.(1)	40,600	1,177
Supermax Corp. Bhd.(1)	4,080	82
VS Industry Bhd.(1)	9,180	12
		5,514
Thailand — 0.0%
Jasmine International PCL, NVDR(1)	125,306	692
Origin Property PCL, NVDR(1)	8,425	60
		752
TOTAL WARRANTS (Cost $—)		6,266
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,407	12,407
State Street Navigator Securities Lending Government Money Market Portfolio(3)	824,328	824,328
TOTAL SHORT-TERM INVESTMENTS (Cost $836,735)		836,735
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $104,707,487)		121,805,780
OTHER ASSETS AND LIABILITIES — (0.6)%		(687,019)
TOTAL NET ASSETS — 100.0%		$121,118,761

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	26.2%
Industrials	16.0%
Consumer Discretionary	10.9%
Materials	10.9%
Financials	9.8%
Health Care	6.5%
Consumer Staples	6.1%
Real Estate	4.6%
Communication Services	3.5%
Utilities	3.4%
Energy	2.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	(0.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,290,595. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,722,342, which includes securities collateral of $4,898,014.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,216,351	$118,746,428	—
Warrants	503	5,763	—
Short-Term Investments	836,735	—	—
	$3,053,589	$118,752,191	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.